UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-06698

Deutsche Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2017

Annual Report

to Shareholders

Deutsche Equity 500 Index Fund

Contents

Deutsche Equity 500 Index Fund
3	Letter to Shareholders
4	Portfolio Management Review
9	Performance Summary
11	Portfolio Summary
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
27	Information About Your Fund’s Expenses
28	Tax Information

Deutsche Equity 500 Index Portfolio
30	Investment Portfolio
47	Statement of Assets and Liabilities
48	Statement of Operations
49	Statements of Changes in Net Assets
50	Financial Highlights
51	Notes to Financial Statements
58	Report of Independent Registered Public Accounting Firm

60	Advisory Agreement Board Considerations and Fee Evaluation
65	Board Members and Officers
70	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Equity 500 Index Fund

Letter to Shareholders

Dear Shareholder:

“Synchronous growth” is the catchphrase for the current market environment — positive momentum in the U.S. as well as for most of the major economies of the globe.

Overseas, both developed and emerging markets continue to improve, marked by low inflation rates, growing corporate earnings and attractive valuations. Here in the U.S., activity remains solid with only limited signs of overheating. Given the notable gains of the past year, a short-term pullback would not be a surprise. Nevertheless, strong fundamentals remain supportive of this expansion.

Solid income growth, improvements in net worth, manageable debt, elevated confidence and firm labor markets should continue to support consumer spending. Business investment is also showing signs of picking up, supported by improved confidence, favorable financial conditions and the recent tax reform bill.

The full effect of the new tax policy remains to be seen. While markets can respond almost instantly, and seem to have done so, the economy itself takes time to respond. Our economists believe that the net benefit may be fairly modest with the main beneficiaries being consumption and business investment.

All told, we believe this environment favors a long-term approach, with a focus on thoughtful asset, geographic and sector allocation, rather than market timing calls.

As always, we invite you to visit our website — deutschefunds.com — where you will find the most current insights from our CIO, economists and investment specialists.

Thank you for allowing us to help you address your investment needs.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Equity 500 Index Fund	3

Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Institutional Class shares. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 9 through 10 for more complete performance information.

Investment Strategy

The Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

Deutsche Equity 500 Index Fund returned 21.48% during 2017. Since the Fund’s investment strategy is to replicate the performance of the Standard & Poor’s 500® (S&P 500) Index, the Fund’s return is normally close to that of the index. The S&P 500 Index gained 21.83% for the 12-month period ending December 31, 2017. The difference in return is typically driven by transaction costs and fund expenses.

Stocks performed unusually well in 2017, with above-average total returns and a remarkably low degree of volatility. In a year characterized by a pronounced lack of negative financial headlines, the S&P 500 Index experienced few large single-day moves and no peak-to-trough downturns of more than 3%. In fact, the index posted a gain in each of the 12 months of the year — the first time in history that has occurred. The strong showing for the index represented its ninth consecutive year of positive performance, as well as the fourteenth positive year of the past 15. The year also market the best return for the S&P 500 Index since 2013 and its fourth-highest gain since 2000.

Positive Headlines Fueled Investor Optimism

The combination of healthy economic growth, rising corporate profits and a stable outlook for U.S. Federal Reserve (Fed) policy was the primary reason for U.S. equities’ hearty advance in 2017.

4	Deutsche Equity 500 Index Fund

Looking first at growth, the U.S. Bureau of Economic Analysis reported that U.S. gross domestic product rose 3.1% and 3.2% in the second and third quarters, respectively, its strongest showing over a two-quarter interval since mid 2014. In addition, the unemployment rate fell to 4.1% — its lowest level since December 2000, according to the U.S. Bureau of Labor Statistics. Economic growth came from a variety of sources, including rising industrial production, surging housing prices and a strong holiday retail season at year-end.

“Stocks performed unusually well in 2017, with above-average total returns and a remarkably low degree of volatility.”

The strength in the economy, in turn, fed through to corporate earnings. According to FactSet, U.S. corporations posted earnings growth of nearly 10% in 2017, the highest level since 2011. All sectors produced positive profit growth, led by energy, materials and information technology.

These favorable conditions provided the Fed with the latitude to tighten monetary policy. The central bank hiked interest rates three times in quarter-point increments in 2017, bringing the benchmark federal funds rate to a range of 1.25% to 1.50%. In addition, it announced that it would begin to reverse the quantitative easing policy it put in place following the financial crisis by reducing the size of its balance sheet. Although these moves removed monetary accommodation from the economy, the markets appeared confident that the low inflation-environment would enable the Fed to maintain its deliberate and well-communicated approach to raising interest rates.

The market also gained a significant benefit from the passage of a long-anticipated tax reform bill that reduced the U.S. corporate tax rate to 21% from its previous level of 35%. After an initial stretch of optimism in the wake of the November 2016 elections, investors gradually lost confidence that the Republican-led government would enact meaningful legislative changes. The mood shifted in mid-August, however, when a series of public statements by lawmakers indicated Republicans’ intention to pass a tax plan by year-end. Stocks embarked on a protracted rally in response to the news, as investors discounted the prospect of stronger bottom-line earnings into equity valuations.

Deutsche Equity 500 Index Fund	5

Information Technology Leads the Way

The performance of sectors and individual stocks largely reflected investors’ preference for faster-growing companies. This tendency led to outsized gains for the technology sector, which registered a total return more than 17 points above the index. The sector was home to many of the leading performance contributors for the year, including Apple Inc., Microsoft Corp., Facebook, Inc. and Alphabet, Inc. (formerly known as Google). Semiconductor stocks also delivered robust returns thanks to the increasing demand for computer chips.

The consumer discretionary sector also outpaced the broader market, led by Amazon.com, Inc., as the combination of improving growth and falling unemployment was seen as being highly supportive of consumer spending. Materials stocks were viewed as an additional beneficiaries of a stronger economy, particularly in the second half of the year when a rally in metals prices fueled strong gains for mining and chemicals stocks.

Financial stocks, for their part, delivered market-beating returns due not only to their ability to benefit from faster growth, but also their sensitivity to interest rates. Rising rates are generally a tailwind for banks since they lead to wider net interest margins, while insurers benefit by earning higher yields on their assets. Tighter Fed policy therefore helped fuel strong outperformance for mega-cap financials such as JPMorgan Chase & Co., Bank of America Corp., and Citigroup Inc.

Health care stocks produced returns slightly above the index. While 2017 was a shaky year for biotechnology stocks, their shortfall was outweighed by the relative strength in the pharmaceutical and managed-care industries.

Energy Stocks and Defensive Sectors Lagged

On the other end of the spectrum, energy stocks finished in negative territory and were the worst performer among the 11 major sectors. While energy stocks did not keep pace with the market for the full year, they exhibited noteworthy outperformance from mid-August onward as the surge in crude oil prices helped the sector rebound off of multi-year lows. The year’s other underperforming sectors were largely those featuring the types of defensive, higher-dividend companies that lagged at a time in which investors embraced risk and favored stocks with above-

6	Deutsche Equity 500 Index Fund

average economic sensitivity. This trend contributed to underperformance for the utilities, consumer staples, telecommunications services and real estate sectors, although all posted double-digit gains in absolute terms. Industrials stocks also finished slightly behind the index, as the large downturn in General Electric Co. more than offset gains for Boeing Co., Caterpillar, Inc., and other economically-sensitive stocks in the sector.

Outlook and Positioning

The Fund invested in equity index futures during the year, with the goal of keeping the Fund’s exposures in line with those of the index. This strategy had a neutral impact on performance.

We continue to follow a passive strategy designed to provide returns that approximate those of the benchmark.

Subadvisor

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the Fund.

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

–	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Deutsche Equity 500 Index Fund	7

Terms to Know

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.

Quantitative easing entails the Fed’s purchase of government and other securities from the market in an effort to increase money supply.

Contribution and detraction incorporate both a stock’s total return and its weighting in the index.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

8	Deutsche Equity 500 Index Fund

Performance Summary	December 31, 2017 (Unaudited)

Class R6			Life of Class*
Average Annual Total Returns as of 12/31/17
No Sales Charges			14.62%
S&P 500® Index†			14.60%

Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
No Sales Charges	21.42%	15.40%	8.21%
S&P 500® Index†	21.83%	15.79%	8.50%

Institutional Class	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
No Sales Charges	21.48%	15.46%	8.28%
S&P 500® Index†	21.83%	15.79%	8.50%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 31, 2017 are 0.28%, 0.36% and 0.28% for Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Equity 500 Index Fund	9

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†	The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. “Standard & Poor’s,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund’s investment advisor.

	Class R6		Class S	Institutional Class
Net Asset Value
12/31/17	$220.83		$217.91	$220.85
3/31/17 (commencement of operations of Class R6)	$221.70		$—	$—
12/31/16	$—		$207.59	$210.06
Distribution Information as of 12/31/17
Income Dividends, Twelve Months	$3.08	**	$3.81	$3.97
Capital Gain Distributions, Twelve Months	$29.54	**	$29.54	$29.54

**	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

10	Deutsche Equity 500 Index Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/17	12/31/16
Common Stocks	98%	100%
Cash Equivalents	2%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/17	12/31/16
Information Technology	24%	21%
Financials	15%	15%
Health Care	14%	14%
Consumer Discretionary	12%	12%
Industrials	10%	10%
Consumer Staples	8%	9%
Energy	6%	7%
Materials	3%	3%
Utilities	3%	3%
Real Estate	3%	3%
Telecommunication Services	2%	3%
	100%	100%

Deutsche Equity 500 Index Fund	11

Ten Largest Equity Holdings at December 31, 2017 (20.7% of Net Assets)
1	Apple, Inc.	3.7%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2	Microsoft Corp.	2.9%
	Develops, manufactures, licenses, sells and supports software products
3	Alphabet, Inc.	2.7%
	Holding company with subsidiaries that provide web-based search, hardware products and various software applications
4	Amazon.com, Inc.	2.0%
	An online retailer offering a wide range of products
5	Facebook, Inc.	1.8%
	Operates a social networking Web site
6	Berkshire Hathaway, Inc.	1.7%
	Holding company of insurance business and a variety of other businesses
7	Johnson & Johnson	1.6%
	Provider of health care products
8	JPMorgan Chase & Co.	1.6%
	Provider of global financial services
9	Exxon Mobil Corp.	1.5%
	Explorer and producer of oil and gas
10	Bank of America Corp.	1.2%
	Provider of commercial banking services

Portfolio holdings and characteristics are subject to change.

Deutsche Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at December 31, 2017 are based on the holdings of Deutsche Equity 500 Index Portfolio.

For more complete details about the Fund’s investment portfolio, see page 30. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 70 for contact information.

12	Deutsche Equity 500 Index Fund

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in Deutsche Equity 500 Index Portfolio, at value	$773,153,761
Receivable for Fund shares sold	573,589
Other assets	17,675
Total assets	773,745,025

Liabilities
Payable for Fund shares redeemed	29,707,575
Accrued Trustees’ fees	656
Other accrued expenses and payables	417,654
Total liabilities	30,125,885
Net assets, at value	$743,619,140

Net Assets Consist of
Undistributed net investment income	59,602
Net unrealized appreciation (depreciation) on investments	719,657,233
Accumulated net realized gain (loss)	5,689,154
Paid-in capital	18,213,151
Net assets, at value	$743,619,140

Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($11,463.1 ÷ 51.91 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$220.83
Class S
Net Asset Value, offering and redemption price per share ($408,936,657 ÷ 1,876,620 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$217.91
Institutional Class
Net Asset Value, offering and redemption price per share ($334,671,020 ÷ 1,515,409 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$220.85

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Fund	13

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income and expenses allocated from Deutsche Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $61,967)	$15,615,981
Interest	7,292
Income distributions — Deutsche Central Cash Management Government Fund	67,712
Securities lending income, net of borrower rebates	16,149
Expenses	(796,405)
Net investment income allocated from Deutsche Equity 500 Index Portfolio	14,910,729
Expenses:
Administration fee	770,937
Services to shareholders	851,066
Professional fees	50,974
Reports to shareholders	46,548
Registration fees	60,322
Trustees’ fees and expenses	4,359
Other	9,767
Total expenses before expense reductions	1,793,973
Expense reductions	(528,847)
Total expenses after expense reductions	1,265,126
Net investment income (loss)	13,645,603

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche Equity 500 Index Portfolio:
Investments	55,492,517
Futures	1,407,162
56,899,679
Change in net unrealized appreciation (depreciation) allocated from Deutsche Equity 500 Index Portfolio:
Investments	79,452,855
Futures	151,021
79,603,876
Net gain (loss)	136,503,555
Net increase (decrease) in net assets resulting from operations	$150,149,158

The accompanying notes are an integral part of the financial statements.

14	Deutsche Equity 500 Index Fund

Statements of Changes in Net Assets

	Years Ended December 31,

Increase (Decrease) in Net Assets	2017	2016
Operations:
Net investment income (loss)	$13,645,603	$16,346,735
Net realized gain (loss)	56,899,679	60,344,654
Change in net unrealized appreciation (depreciation)	79,603,876	15,650,073
Net increase (decrease) in net assets resulting from operations	150,149,158	92,341,462
Distributions to shareholders from:
Net investment income:
Class R6*	(142)	—
Class S	(6,839,601)	(7,828,562)
Institutional Shares	(6,099,270)	(7,962,608)
Net realized gains:
Class R6*	(1,365)	—
Class S	(50,605,500)	(36,724,966)
Institutional Shares	(44,157,925)	(36,913,472)
Total distributions	(107,703,803)	(89,429,608)
Fund share transactions:
Proceeds from shares sold	143,643,994	166,966,527
Reinvestment of distributions	91,995,848	76,729,888
Payments for shares redeemed	(324,666,089)	(302,173,367)
Net increase (decrease) in net assets from Fund share transactions	(89,026,247)	(58,476,952)
Increase (decrease) in net assets	(46,580,892)	(55,565,098)
Net assets at beginning of period	790,200,032	845,765,130
Net assets at end of period (including undistributed net investment income of $59,602 and $11,593, respectively)	$743,619,140	$790,200,032

*	For the period from March 31, 2017 (commencement of operations of Class R6) to December 31, 2017.

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Fund	15

Financial Highlights

Class R6	Period Ended 12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$221.70
Income (loss) from investment operations:
Net investment income[b]	3.10
Net realized and unrealized gain (loss)	28.65
Total from investment operations	31.75
Less distributions from:
Net investment income	(3.08)
Net realized gains	(29.54)
Total distributions	(32.62)
Net asset value, end of period	$220.83
Total Return (%)[c]	14.62	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.43	*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.24	*
Ratio of net investment income (%)	1.80	*
Portfolio turnover rate for Deutsche Equity 500 Index Portfolio (%)	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Deutsche Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

*	Annualized

**	Not annualized

16	Deutsche Equity 500 Index Fund

	Years Ended December 31,
Class S	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$207.59	$207.73	$222.55	$206.91	$159.88
Income (loss) from investment operations:
Net investment income[a]	3.90	4.10	4.00	3.76	3.32
Net realized and unrealized gain (loss)	39.77	19.82	(1.51)	23.16	47.28
Total from investment operations	43.67	23.92	2.49	26.92	50.60
Less distributions from:
Net investment income	(3.81)	(4.06)	(3.37)	(4.09)	(3.57)
Net realized gains	(29.54)	(20.00)	(13.94)	(7.19)	—
Total distributions	(33.35)	(24.06)	(17.31)	(11.28)	(3.57)
Net asset value, end of period	$217.91	$207.59	$207.73	$222.55	$206.91
Total Return (%)	21.42 [b]	11.55 [b]	1.13 [b]	13.28 [b]	31.92

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	409	416	429	422	417
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.37	.36	.35	.32	.31
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.29	.30	.30	.31	.31
Ratio of net investment income (%)	1.75	1.94	1.81	1.74	1.80
Portfolio turnover rate for Deutsche Equity 500 Index Portfolio (%)	6	3	3	2	3 [c]

[a]	Based on average shares outstanding during period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Deutsche Equity 500 Index Fund	17

	Years Ended December 31,
Institutional Class	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$210.06	$209.98	$224.82	$208.96	$161.46
Income (loss) from investment operations:
Net investment income[a]	4.06	4.26	4.12	3.90	3.39
Net realized and unrealized gain (loss)	40.24	20.03	(1.49)	23.41	47.80
Total from investment operations	44.30	24.29	2.63	27.31	51.19
Less distributions from:
Net investment income	(3.97)	(4.21)	(3.53)	(4.26)	(3.69)
Net realized gains	(29.54)	(20.00)	(13.94)	(7.19)	—
Total distributions	(33.51)	(24.21)	(17.47)	(11.45)	(3.69)
Net asset value, end of period	$220.85	$210.06	$209.98	$224.82	$208.96
Total Return (%)	21.48 [b]	11.60 [b]	1.18 [b]	13.35 [b]	31.99

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	335	374	417	541	702
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.30	.28	.27	.26	.25
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.24	.25	.25	.25	.25
Ratio of net investment income (%)	1.80	1.99	1.84	1.79	1.84
Portfolio turnover rate for Deutsche Equity 500 Index Portfolio (%)	6	3	3	2	3 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

18	Deutsche Equity 500 Index Fund

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Equity 500 Index Fund (the “Fund”) is a diversified series of Deutsche Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche Equity 500 Index Portfolio (the “Portfolio”), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On December 31, 2017, the Fund owned approximately 43% of the Portfolio.

The Fund offers three classes of shares: Class R6, Class S and Institutional Class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions. Class R6 shares commenced operations on March 31, 2017. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an

Deutsche Equity 500 Index Fund	19

investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

20	Deutsche Equity 500 Index Fund

At December 31, 2017, the Fund’s components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income*	$41,211
Undistributed net long-term capital gains	$5,096,467

At December 31, 2017, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2017	2016
Distributions from ordinary income*	$15,010,938	$17,434,680
Distributions from long-term capital gains	$92,692,865	$71,994,928

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.

Deutsche Equity 500 Index Fund	21

For the period from January 1, 2017 through September 30, 2018 and for the period from March 31, 2017 (commencement of operations) through September 30, 2018 for Class R6 Shares, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class R6	.24%
Class S	.29%
Institutional Class	.24%

For the year ended December 31, 2017 and for the period from March 31, 2017 (commencement of operations) to December 31, 2017 for Class R6 shares, fees waived and/or expenses reimbursed for each class are as follows:

Class R6	$16
Class S	331,954
Institutional Class	196,877
$528,847

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $770,937, of which $65,697 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2017 and for the period from March 31, 2017

22	Deutsche Equity 500 Index Fund

(commencement of operations) to December 31, 2017 for Class R6 shares, the amount charged to the Fund by DSC was as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2017
Class R6	$17	$5
Class S	29,234	7,418
Institutional Class	12,163	2,619
	$41,414	$10,042

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $22,647, of which $9,425 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended December 31, 2017		Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars

Shares sold
Class R6*	45.11	$10,000	—	$—
Class S	267,053	58,883,656	466,088	98,191,608
Institutional Shares	377,285	84,750,338	323,481	68,774,919
		$143,643,994		$166,966,527

Shares issued to shareholders in reinvestment of distributions
Class R6*	6.80	$1,507	—	$—
Class S	260,592	57,016,988	210,488	44,255,257
Institutional Shares	157,790	34,977,353	152,690	32,474,631
		$91,995,848		$76,729,888

Shares redeemed
Class S	(654,581)	$(145,078,208)	(737,942)	$(157,334,711)
Institutional Shares	(801,432)	$(179,587,881)	(679,362)	(144,838,656)
		$(324,666,089)		$(302,173,367)

Deutsche Equity 500 Index Fund	23

	Year Ended December 31, 2017		Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class R6*	51.91	$11,507	—	$—
Class S	(126,936)	(29,177,564)	(61,366)	(14,887,846)
Institutional Shares	(266,357)	(59,860,190)	(203,191)	(43,589,106)
		$(89,026,247)		$(58,476,952)

*	For the period from March 31, 2017 (commencement of operations of Class R6) to December 31, 2017.

24	Deutsche Equity 500 Index Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Institutional Funds and Shareholders of Deutsche Equity 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Equity 500 Index Fund (one of the funds constituting Deutsche Institutional Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Deutsche Equity 500 Index Fund	25

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP
February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

26	Deutsche Equity 500 Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche Equity 500 Index Fund	27

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2017 (Unaudited)

Actual Fund Return*	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,113.10	$1,112.60	$1,112.90
Expenses Paid per $1,000**	$1.28	$1.54	$1.28

Hypothetical 5% Fund Return	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,024.00	$1,023.74	$1,024.00
Expenses Paid per $1,000**	$1.22	$1.48	$1.22

*	Expenses include amounts allocated proportionally from the master portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class R6	Class S	Institutional Class
Deutsche Equity 500 Index Fund	.24%	.29%	.24%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

The Fund paid distributions of $28.89 per share from net long-term capital gains during its year ended December 31, 2017.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $90,085,000 as capital gain dividends for its year ended December 31, 2017.

For corporate shareholders, 89% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2017, qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $17,176,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account please call (800) 728-3337.

28	Deutsche Equity 500 Index Fund

(The following financial statements of the

Deutsche Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

Deutsche Equity 500 Index Portfolio	29

Investment Portfolio	as of December 31, 2017

	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 11.9%
Auto Components 0.2%
Aptiv PLC	20,461	1,735,706
BorgWarner, Inc.	15,247	778,969
Goodyear Tire & Rubber Co.	18,873	609,787

		3,124,462
Automobiles 0.5%
Ford Motor Co.	299,110	3,735,884
General Motors Co.	98,021	4,017,881
Harley-Davidson, Inc. (a)	12,771	649,788

		8,403,553
Distributors 0.1%
Genuine Parts Co.	11,137	1,058,127
LKQ Corp.*	23,548	957,697

		2,015,824
Diversified Consumer Services 0.0%
H&R Block, Inc.	16,124	422,771
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	31,342	2,080,168
Chipotle Mexican Grill, Inc.*	1,906	550,891
Darden Restaurants, Inc.	9,504	912,574
Hilton Worldwide Holdings, Inc.	15,559	1,242,542
Marriott International, Inc. “A”	23,457	3,183,819
McDonald’s Corp.	61,108	10,517,909
MGM Resorts International	39,317	1,312,795
Norwegian Cruise Line Holdings Ltd.*	13,640	726,330
Royal Caribbean Cruises Ltd.	13,177	1,571,753
Starbucks Corp.	109,042	6,262,282
Wyndham Worldwide Corp.	7,810	904,945
Wynn Resorts Ltd.	6,185	1,042,729
Yum! Brands, Inc.	25,748	2,101,294

		32,410,031
Household Durables 0.4%
D.R. Horton, Inc.	26,070	1,331,395
Garmin Ltd.	8,519	507,477
Leggett & Platt, Inc.	10,358	494,387
Lennar Corp. “A”	15,594	986,165
Mohawk Industries, Inc.*	4,875	1,345,012

The accompanying notes are an integral part of the financial statements.

30	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Newell Brands, Inc.	37,288	1,152,199
PulteGroup, Inc.	20,738	689,539
Whirlpool Corp.	5,446	918,413

		7,424,587
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.*	30,669	35,866,476
Expedia, Inc.	9,500	1,137,815
Netflix, Inc.*	33,170	6,367,313
The Priceline Group, Inc.*	3,737	6,493,934
TripAdvisor, Inc.*	8,575	295,495

		50,161,033
Leisure Products 0.1%
Hasbro, Inc.	8,671	788,107
Mattel, Inc.	25,980	399,573

		1,187,680
Media 2.7%
CBS Corp. “B”	27,719	1,635,421
Charter Communications, Inc. “A”*	14,865	4,994,045
Comcast Corp. “A”	357,624	14,322,841
Discovery Communications, Inc. “A”*	11,246	251,685
Discovery Communications, Inc. “C”*	15,734	333,089
DISH Network Corp. “A”*	17,603	840,543
Interpublic Group of Companies, Inc.	30,268	610,203
News Corp. “A”	28,628	464,060
News Corp. “B”	9,976	165,602
Omnicom Group, Inc.	17,602	1,281,954
Scripps Networks Interactive “A”	7,500	640,350
Time Warner, Inc.	59,666	5,457,649
Twenty-First Century Fox, Inc. “A”	81,126	2,801,281
Twenty-First Century Fox, Inc. “B”	33,835	1,154,450
Viacom, Inc. “B”	27,077	834,242
Walt Disney Co.	115,780	12,447,508

		48,234,923
Multiline Retail 0.4%
Dollar General Corp.	19,962	1,856,666
Dollar Tree, Inc.*	18,093	1,941,560
Kohl’s Corp.	12,984	704,122
Macy’s, Inc.	23,804	599,623
Nordstrom, Inc.	8,725	413,390
Target Corp.	41,908	2,734,497

		8,249,858

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	31

	Shares	Value ($)
Specialty Retail 2.2%
Advance Auto Parts, Inc.	5,782	576,408
AutoZone, Inc.*	2,117	1,505,970
Best Buy Co., Inc.	19,604	1,342,286
CarMax, Inc.*	13,986	896,922
Foot Locker, Inc.	9,248	433,546
Home Depot, Inc.	89,502	16,963,314
L Brands, Inc.	18,738	1,128,402
Lowe’s Companies, Inc.	63,793	5,928,922
O’Reilly Automotive, Inc.*	6,550	1,575,537
Ross Stores, Inc.	29,705	2,383,826
Signet Jewelers Ltd. (a)	4,799	271,384
The Gap, Inc.	16,400	558,584
Tiffany & Co.	7,820	812,889
TJX Companies, Inc.	48,646	3,719,473
Tractor Supply Co.	9,748	728,663
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,515	1,009,825

		39,835,951
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. (a)	27,366	572,223
Michael Kors Holdings Ltd.*	11,853	746,146
NIKE, Inc. “B”	100,672	6,297,034
PVH Corp.	5,983	820,927
Ralph Lauren Corp.	4,343	450,326
Tapestry, Inc.	21,691	959,393
Under Armour, Inc. “A”* (a)	14,811	213,723
Under Armour, Inc. “C”*	14,826	197,482
VF Corp.	25,037	1,852,738

		12,109,992

Consumer Staples 8.0%
Beverages 2.0%
Brown-Forman Corp. “B”	15,091	1,036,299
Coca-Cola Co.	294,067	13,491,794
Constellation Brands, Inc. “A”	13,258	3,030,381
Dr. Pepper Snapple Group, Inc.	13,813	1,340,690
Molson Coors Brewing Co. “B”	14,237	1,168,431
Monster Beverage Corp.*	31,401	1,987,369
PepsiCo, Inc.	109,075	13,080,274

		35,135,238
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	33,492	6,233,531
CVS Health Corp.	77,648	5,629,480

The accompanying notes are an integral part of the financial statements.

32	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Kroger Co.	68,518	1,880,819
Sysco Corp.	36,997	2,246,828
Wal-Mart Stores, Inc.	112,229	11,082,614
Walgreens Boots Alliance, Inc.	66,530	4,831,408

		31,904,680
Food Products 1.2%
Archer-Daniels-Midland Co.	43,138	1,728,971
Campbell Soup Co.	14,721	708,227
Conagra Brands, Inc.	31,542	1,188,187
General Mills, Inc.	43,420	2,574,372
Hormel Foods Corp.	20,666	752,036
Kellogg Co.	19,081	1,297,126
Kraft Heinz Co.	45,742	3,556,898
McCormick & Co., Inc.	9,212	938,795
Mondelez International, Inc. “A”	114,589	4,904,409
The Hershey Co.	10,753	1,220,573
The JM Smucker Co.	8,682	1,078,652
Tyson Foods, Inc. “A”	22,674	1,838,181

		21,786,427
Household Products 1.6%
Church & Dwight Co., Inc.	19,281	967,328
Clorox Co.	9,952	1,480,260
Colgate-Palmolive Co.	67,308	5,078,389
Kimberly-Clark Corp.	26,917	3,247,805
Procter & Gamble Co.	195,365	17,950,136

		28,723,918
Personal Products 0.1%
Coty, Inc. “A”	35,938	714,807
Estee Lauder Companies, Inc. “A”	17,232	2,192,600

		2,907,407
Tobacco 1.3%
Altria Group, Inc.	146,352	10,450,996
Philip Morris International, Inc.	119,124	12,585,451

		23,036,447

Energy 6.0%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	33,134	1,048,360
Halliburton Co.	67,105	3,279,421
Helmerich & Payne, Inc.	8,397	542,782
National Oilwell Varco, Inc.	29,397	1,058,880
Schlumberger Ltd.	106,020	7,144,688

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	33

	Shares	Value ($)
TechnipFMC PLC	33,909	1,061,691

		14,135,822
Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	42,145	2,260,658
Andeavor	10,950	1,252,023
Apache Corp.	28,967	1,222,987
Cabot Oil & Gas Corp.	34,997	1,000,914
Chesapeake Energy Corp.* (a)	72,171	285,797
Chevron Corp.	145,728	18,243,688
Cimarex Energy Co.	7,236	882,864
Concho Resources, Inc.*	11,473	1,723,474
ConocoPhillips	91,717	5,034,346
Devon Energy Corp.	39,996	1,655,834
EOG Resources, Inc.	44,343	4,785,053
EQT Corp.	18,651	1,061,615
Exxon Mobil Corp.	325,053	27,187,433
Hess Corp.	20,396	968,198
Kinder Morgan, Inc.	147,809	2,670,909
Marathon Oil Corp.	65,300	1,105,529
Marathon Petroleum Corp.	37,284	2,459,998
Newfield Exploration Co.*	14,811	466,991
Noble Energy, Inc.	37,639	1,096,801
Occidental Petroleum Corp.	58,671	4,321,706
ONEOK, Inc.	29,498	1,576,668
Phillips 66	32,883	3,326,116
Pioneer Natural Resources Co.	13,059	2,257,248
Range Resources Corp.	17,947	306,176
Valero Energy Corp.	33,469	3,076,136
Williams Companies, Inc.	63,386	1,932,639

		92,161,801

Financials 14.5%
Banks 6.4%
Bank of America Corp.	743,776	21,956,268
BB&T Corp.	60,346	3,000,403
Citigroup, Inc.	202,731	15,085,214
Citizens Financial Group, Inc.	37,898	1,590,958
Comerica, Inc.	13,414	1,164,469
Fifth Third Bancorp.	54,408	1,650,739
Huntington Bancshares, Inc.	82,996	1,208,422
JPMorgan Chase & Co.	266,053	28,451,708
KeyCorp	82,851	1,671,105
M&T Bank Corp.	11,468	1,960,913
People’s United Financial, Inc.	26,163	489,248

The accompanying notes are an integral part of the financial statements.

34	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
PNC Financial Services Group, Inc.	36,462	5,261,102
Regions Financial Corp.	89,408	1,544,970
SunTrust Banks, Inc.	36,314	2,345,521
U.S. Bancorp.	120,821	6,473,589
Wells Fargo & Co.	339,821	20,616,940
Zions Bancorp.	15,562	791,016

		115,262,585
Capital Markets 3.0%
Affiliated Managers Group, Inc.	4,310	884,627
Ameriprise Financial, Inc.	11,262	1,908,571
Bank of New York Mellon Corp.	78,471	4,226,448
BlackRock, Inc.	9,466	4,862,779
Cboe Global Markets, Inc.	8,695	1,083,310
Charles Schwab Corp.	91,471	4,698,865
CME Group, Inc.	26,084	3,809,568
E*TRADE Financial Corp.*	20,859	1,033,981
Franklin Resources, Inc.	24,879	1,078,007
Intercontinental Exchange, Inc.	44,761	3,158,336
Invesco Ltd.	30,968	1,131,571
Moody’s Corp.	12,747	1,881,585
Morgan Stanley	106,746	5,600,963
Nasdaq, Inc.	8,935	686,476
Northern Trust Corp.	17,188	1,716,909
Raymond James Financial, Inc.	9,895	883,624
S&P Global, Inc.	19,534	3,309,060
State Street Corp.	28,328	2,765,096
T. Rowe Price Group, Inc.	18,448	1,935,749
The Goldman Sachs Group, Inc.	26,894	6,851,515

		53,507,040
Consumer Finance 0.8%
American Express Co.	55,174	5,479,330
Capital One Financial Corp.	37,060	3,690,435
Discover Financial Services	27,962	2,150,837
Navient Corp.	21,165	281,918
Synchrony Financial	56,655	2,187,449

		13,789,969
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. “B”*	147,581	29,253,506
Leucadia National Corp.	23,684	627,389

		29,880,895
Insurance 2.6%
Aflac, Inc.	30,093	2,641,564

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	35

	Shares	Value ($)
Allstate Corp.	27,479	2,877,326
American International Group, Inc.	68,854	4,102,321
Aon PLC	19,111	2,560,874
Arthur J. Gallagher & Co.	13,975	884,338
Assurant, Inc.	4,272	430,788
Brighthouse Financial, Inc.*	7,362	431,708
Chubb Ltd.	35,597	5,201,790
Cincinnati Financial Corp.	11,479	860,581
Everest Re Group Ltd.	3,162	699,624
Hartford Financial Services Group, Inc.	27,532	1,549,501
Lincoln National Corp.	16,824	1,293,261
Loews Corp.	20,910	1,046,127
Marsh & McLennan Companies, Inc.	39,103	3,182,593
MetLife, Inc.	80,659	4,078,119
Principal Financial Group, Inc.	20,728	1,462,568
Progressive Corp.	44,814	2,523,924
Prudential Financial, Inc.	32,475	3,733,975
The Travelers Companies, Inc.	20,926	2,838,403
Torchmark Corp.	8,214	745,092
Unum Group	17,113	939,333
Willis Towers Watson PLC	10,203	1,537,490
XL Group Ltd.	19,520	686,323

		46,307,623

Health Care 13.5%
Biotechnology 2.7%
AbbVie, Inc.	122,252	11,822,991
Alexion Pharmaceuticals, Inc.*	17,133	2,048,936
Amgen, Inc.	55,666	9,680,317
Biogen, Inc.*	16,212	5,164,657
Celgene Corp.*	60,367	6,299,900
Gilead Sciences, Inc.	100,167	7,175,964
Incyte Corp.*	13,510	1,279,532
Regeneron Pharmaceuticals, Inc.*	5,906	2,220,420
Vertex Pharmaceuticals, Inc.*	19,434	2,912,379

		48,605,096
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	133,530	7,620,557
Align Technology, Inc.*	5,579	1,239,598
Baxter International, Inc.	38,640	2,497,690
Becton, Dickinson & Co.	20,291	4,343,556
Boston Scientific Corp.*	105,810	2,623,030
Danaher Corp.	46,953	4,358,177

The accompanying notes are an integral part of the financial statements.

36	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
DENTSPLY SIRONA, Inc.	17,591	1,158,016
Edwards Lifesciences Corp.*	16,205	1,826,466
Hologic, Inc.*	20,899	893,432
IDEXX Laboratories, Inc.*	6,700	1,047,746
Intuitive Surgical, Inc.*	8,564	3,125,346
Medtronic PLC	103,813	8,382,900
ResMed, Inc.	10,983	930,150
Stryker Corp.	24,673	3,820,367
The Cooper Companies, Inc.	3,765	820,318
Varian Medical Systems, Inc.*	7,065	785,275
Zimmer Biomet Holdings, Inc.	15,509	1,871,471

		47,344,095
Health Care Providers & Services 2.7%
Aetna, Inc.	25,007	4,511,013
AmerisourceBergen Corp.	12,231	1,123,050
Anthem, Inc.	19,694	4,431,347
Cardinal Health, Inc.	24,083	1,475,565
Centene Corp.*	13,157	1,327,278
CIGNA Corp.	18,894	3,837,183
DaVita, Inc.*	11,432	825,962
Envision Healthcare Corp.*	8,895	307,411
Express Scripts Holding Co.*	43,297	3,231,688
HCA Healthcare, Inc.*	21,820	1,916,669
Henry Schein, Inc.*	11,951	835,136
Humana, Inc.	10,909	2,706,196
Laboratory Corp. of America Holdings*	7,822	1,247,687
McKesson Corp.	15,910	2,481,165
Patterson Companies, Inc.	6,332	228,775
Quest Diagnostics, Inc.	10,488	1,032,963
UnitedHealth Group, Inc.	74,403	16,402,885
Universal Health Services, Inc. “B”	6,809	771,800

		48,693,773
Health Care Technology 0.1%
Cerner Corp.*	24,124	1,625,716
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	24,656	1,651,212
Illumina, Inc.*	11,241	2,456,046
IQVIA Holdings, Inc.*	11,262	1,102,550
Mettler-Toledo International, Inc.*	1,978	1,225,410
PerkinElmer, Inc.	8,403	614,427
Thermo Fisher Scientific, Inc.	30,728	5,834,633
Waters Corp.*	6,093	1,177,107

		14,061,385

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	37

	Shares	Value ($)
Pharmaceuticals 4.5%
Allergan PLC	25,495	4,170,472
Bristol-Myers Squibb Co.	125,547	7,693,520
Eli Lilly & Co.	74,336	6,278,418
Johnson & Johnson	206,047	28,788,887
Merck & Co., Inc.	209,777	11,804,152
Mylan NV*	41,054	1,736,995
Perrigo Co. PLC	9,905	863,320
Pfizer, Inc.	457,259	16,561,921
Zoetis, Inc.	37,255	2,683,850

		80,581,535

Industrials 10.0%
Aerospace & Defense 2.6%
Arconic, Inc.	32,495	885,489
Boeing Co.	42,944	12,664,615
General Dynamics Corp.	21,286	4,330,637
Harris Corp.	9,092	1,287,882
L3 Technologies, Inc.	5,929	1,173,053
Lockheed Martin Corp.	19,159	6,150,997
Northrop Grumman Corp.	13,351	4,097,555
Raytheon Co.	22,173	4,165,198
Rockwell Collins, Inc.	12,431	1,685,892
Textron, Inc.	20,380	1,153,304
TransDigm Group, Inc.	3,700	1,016,094
United Technologies Corp.	56,964	7,266,897

		45,877,613
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	10,783	960,658
Expeditors International of Washington, Inc.	13,706	886,641
FedEx Corp.	18,923	4,722,045
United Parcel Service, Inc. “B”	52,718	6,281,350

		12,850,694
Airlines 0.5%
Alaska Air Group, Inc.	9,384	689,818
American Airlines Group, Inc.	32,863	1,709,862
Delta Air Lines, Inc.	50,192	2,810,752
Southwest Airlines Co.	41,771	2,733,912
United Continental Holdings, Inc.*	19,421	1,308,975

		9,253,319
Building Products 0.3%
A.O. Smith Corp.	11,316	693,445
Allegion PLC	7,297	580,549

The accompanying notes are an integral part of the financial statements.

38	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Fortune Brands Home & Security, Inc.	11,884	813,341
Johnson Controls International PLC	70,646	2,692,319
Masco Corp.	24,114	1,059,569

		5,839,223
Commercial Services & Supplies 0.3%
Cintas Corp.	6,531	1,017,726
Republic Services, Inc.	17,274	1,167,895
Stericycle, Inc.*	6,650	452,133
Waste Management, Inc.	30,793	2,657,436

		5,295,190
Construction & Engineering 0.1%
Fluor Corp.	10,677	551,467
Jacobs Engineering Group, Inc.	9,088	599,444
Quanta Services, Inc.*	11,669	456,375

		1,607,286
Electrical Equipment 0.5%
Acuity Brands, Inc.	3,172	558,272
AMETEK, Inc.	17,537	1,270,906
Eaton Corp. PLC	33,994	2,685,866
Emerson Electric Co.	49,408	3,443,244
Rockwell Automation, Inc.	9,858	1,935,618

		9,893,906
Industrial Conglomerates 1.9%
3M Co.	45,769	10,772,650
General Electric Co.	664,953	11,603,430
Honeywell International, Inc.	58,428	8,960,518
Roper Technologies, Inc.	7,855	2,034,445

		33,371,043
Machinery 1.7%
Caterpillar, Inc.	45,613	7,187,697
Cummins, Inc.	12,037	2,126,216
Deere & Co.	24,510	3,836,060
Dover Corp.	11,823	1,194,005
Flowserve Corp.	9,714	409,251
Fortive Corp.	23,375	1,691,181
Illinois Tool Works, Inc.	23,630	3,942,665
Ingersoll-Rand PLC	19,267	1,718,424
PACCAR, Inc.	26,982	1,917,881
Parker-Hannifin Corp.	10,231	2,041,903
Pentair PLC	12,851	907,538
Snap-on, Inc.	4,385	764,305
Stanley Black & Decker, Inc.	11,751	1,994,027

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	39

	Shares	Value ($)
Xylem, Inc.	13,921	949,412

		30,680,565
Professional Services 0.3%
Equifax, Inc.	9,235	1,088,991
IHS Markit Ltd.*	27,635	1,247,720
Nielsen Holdings PLC	25,429	925,616
Robert Half International, Inc.	9,508	528,074
Verisk Analytics, Inc.*	11,942	1,146,432

		4,936,833
Road & Rail 0.9%
CSX Corp.	68,459	3,765,930
J.B. Hunt Transport Services, Inc.	6,472	744,150
Kansas City Southern	7,934	834,815
Norfolk Southern Corp.	21,884	3,170,992
Union Pacific Corp.	60,430	8,103,663

		16,619,550
Trading Companies & Distributors 0.2%
Fastenal Co.	21,971	1,201,594
United Rentals, Inc.*	6,505	1,118,275
W.W. Grainger, Inc.	3,984	941,220

		3,261,089

Information Technology 23.3%
Communications Equipment 1.0%
Cisco Systems, Inc.	379,038	14,517,155
F5 Networks, Inc.*	4,749	623,164
Juniper Networks, Inc.	29,136	830,376
Motorola Solutions, Inc.	12,423	1,122,294

		17,092,989
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. “A”	23,503	2,063,563
Corning, Inc.	67,106	2,146,721
FLIR Systems, Inc.	10,437	486,573
TE Connectivity Ltd.	26,913	2,557,812

		7,254,669
Internet Software & Services 4.8%
Akamai Technologies, Inc.*	13,023	847,016
Alphabet, Inc. “A”*	22,857	24,077,564
Alphabet, Inc. “C”*	23,149	24,223,113
eBay, Inc.*	74,277	2,803,214
Facebook, Inc. “A”*	182,895	32,273,652
VeriSign, Inc.*	6,492	742,944

		84,967,503

The accompanying notes are an integral part of the financial statements.

40	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
IT Services 4.0%
Accenture PLC “A”	47,407	7,257,538
Alliance Data Systems Corp.	3,715	941,678
Automatic Data Processing, Inc.	33,988	3,983,054
Cognizant Technology Solutions Corp. “A”	45,126	3,204,849
CSRA, Inc.	12,144	363,348
DXC Technology Co.	21,869	2,075,368
Fidelity National Information Services, Inc.	25,581	2,406,916
Fiserv, Inc.*	16,070	2,107,259
Gartner, Inc.*	6,999	861,927
Global Payments, Inc.	12,272	1,230,145
International Business Machines Corp.	66,025	10,129,555
Mastercard, Inc. “A”	71,244	10,783,492
Paychex, Inc.	24,420	1,662,514
PayPal Holdings, Inc.*	86,643	6,378,658
Total System Services, Inc.	12,866	1,017,572
Visa, Inc. “A”	139,083	15,858,244
Western Union Co.	34,926	663,943

		70,926,060
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.* (a)	62,136	638,758
Analog Devices, Inc.	28,309	2,520,350
Applied Materials, Inc.	81,790	4,181,105
Broadcom Ltd.	31,184	8,011,170
Intel Corp.	358,897	16,566,685
KLA-Tencor Corp.	11,965	1,257,163
Lam Research Corp.	12,497	2,300,323
Microchip Technology, Inc.	17,830	1,566,900
Micron Technology, Inc.*	88,387	3,634,473
NVIDIA Corp.	46,472	8,992,332
Qorvo, Inc.*	9,781	651,415
QUALCOMM, Inc.	113,041	7,236,885
Skyworks Solutions, Inc.	14,022	1,331,389
Texas Instruments, Inc.	75,604	7,896,082
Xilinx, Inc.	19,356	1,304,981

		68,090,011
Software 5.1%
Activision Blizzard, Inc.	57,930	3,668,128
Adobe Systems, Inc.*	37,812	6,626,175
ANSYS, Inc.*	6,453	952,398
Autodesk, Inc.*	16,813	1,762,507
CA, Inc.	23,891	795,092
Cadence Design Systems, Inc.*	21,641	905,027
Citrix Systems, Inc.*	11,112	977,856

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	41

	Shares	Value ($)
Electronic Arts, Inc.*	23,523	2,471,326
Intuit, Inc.	18,595	2,933,919
Microsoft Corp.	591,633	50,608,287
Oracle Corp.	233,655	11,047,208
Red Hat, Inc.*	13,581	1,631,078
salesforce.com, Inc.*	52,611	5,378,423
Symantec Corp.	47,833	1,342,194
Synopsys, Inc.*	11,580	987,079

		92,086,697
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	393,707	66,627,036
Hewlett Packard Enterprise Co.	122,852	1,764,155
HP, Inc.	128,619	2,702,285
NetApp, Inc.	20,510	1,134,613
Seagate Technology PLC (a)	22,086	924,078
Western Digital Corp.	22,618	1,798,809
Xerox Corp.	16,786	489,312

		75,440,288

Materials 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	16,650	2,731,932
Albemarle Corp.	8,404	1,074,788
CF Industries Holdings, Inc.	17,885	760,828
DowDuPont, Inc.	179,507	12,784,489
Eastman Chemical Co.	11,021	1,020,985
Ecolab, Inc.	19,890	2,668,840
FMC Corp.	10,228	968,182
International Flavors & Fragrances, Inc.	6,062	925,122
LyondellBasell Industries NV “A”	24,965	2,754,139
Monsanto Co.	33,724	3,938,289
PPG Industries, Inc.	19,433	2,270,163
Praxair, Inc.	21,931	3,392,287
The Mosaic Co.	26,787	687,354
The Sherwin-Williams Co.	6,331	2,595,963

		38,573,361
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,863	1,074,918
Vulcan Materials Co.	10,090	1,295,253

		2,370,171
Containers & Packaging 0.4%
Avery Dennison Corp.	6,699	769,447
Ball Corp.	26,616	1,007,416
International Paper Co.	31,695	1,836,409

The accompanying notes are an integral part of the financial statements.

42	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Packaging Corp. of America	7,286	878,327
Sealed Air Corp.	14,031	691,728
WestRock Co.	19,567	1,236,830

		6,420,157
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	103,174	1,956,179
Newmont Mining Corp.	40,651	1,525,225
Nucor Corp.	24,248	1,541,688

		5,023,092

Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	7,263	948,475
American Tower Corp.	32,902	4,694,128
Apartment Investment & Management Co. “A”	12,365	540,474
AvalonBay Communities, Inc.	10,598	1,890,789
Boston Properties, Inc.	11,816	1,536,435
Crown Castle International Corp.	31,097	3,452,078
Digital Realty Trust, Inc.	15,698	1,788,002
Duke Realty Corp.	27,452	746,969
Equinix, Inc.	6,005	2,721,586
Equity Residential	28,211	1,799,015
Essex Property Trust, Inc.	5,039	1,216,263
Extra Space Storage, Inc.	9,629	842,056
Federal Realty Investment Trust	5,473	726,869
GGP, Inc.	47,385	1,108,335
HCP, Inc.	36,356	948,165
Host Hotels & Resorts, Inc.	56,347	1,118,488
Iron Mountain, Inc.	21,582	814,289
Kimco Realty Corp.	32,152	583,559
Mid-America Apartment Communities, Inc.	8,760	880,906
Prologis, Inc.	41,019	2,646,136
Public Storage	11,524	2,408,516
Realty Income Corp.	21,494	1,225,588
Regency Centers Corp.	11,187	773,917
SBA Communications Corp. *	9,067	1,481,185
Simon Property Group, Inc.	23,804	4,088,099
SL Green Realty Corp.	7,594	766,462
The Macerich Co.	8,247	541,663
UDR, Inc.	20,649	795,399
Ventas, Inc.	27,193	1,631,852
Vornado Realty Trust	13,057	1,020,796
Welltower, Inc.	28,360	1,808,517
Weyerhaeuser Co.	57,852	2,039,862

		49,584,873

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	43

	Shares	Value ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	23,112	1,000,981

Telecommunication Services 2.0%
Diversified Telecommunication Services
AT&T, Inc.	470,776	18,303,771
CenturyLink, Inc.	75,163	1,253,719
Verizon Communications, Inc.	312,784	16,555,657

		36,113,147

Utilities 2.9%
Electric Utilities 1.7%
Alliant Energy Corp.	17,664	752,663
American Electric Power Co., Inc.	37,594	2,765,791
Duke Energy Corp.	53,831	4,527,725
Edison International	24,966	1,578,850
Entergy Corp.	13,690	1,114,229
Eversource Energy	24,133	1,524,723
Exelon Corp.	73,398	2,892,615
FirstEnergy Corp.	34,461	1,055,196
NextEra Energy, Inc.	36,168	5,649,080
PG&E Corp.	39,395	1,766,078
Pinnacle West Capital Corp.	8,534	726,926
PPL Corp.	52,418	1,622,337
Southern Co.	76,704	3,688,695
Xcel Energy, Inc.	39,033	1,877,878

		31,542,786
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	51,785	560,831
NRG Energy, Inc.	22,945	653,474

		1,214,305
Multi-Utilities 1.0%
Ameren Corp.	18,489	1,090,666
CenterPoint Energy, Inc.	33,348	945,749
CMS Energy Corp.	21,720	1,027,356
Consolidated Edison, Inc.	23,859	2,026,822
Dominion Energy, Inc.	49,349	4,000,230
DTE Energy Co.	13,683	1,497,741
NiSource, Inc.	26,365	676,790
Public Service Enterprise Group, Inc.	38,903	2,003,504
SCANA Corp.	10,874	432,568
Sempra Energy	19,310	2,064,625
WEC Energy Group, Inc.	24,127	1,602,757

		17,368,808

The accompanying notes are an integral part of the financial statements.

44	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Water Utilities 0.1%
American Water Works Co., Inc.	13,717	1,254,969
Total Common Stocks (Cost $631,844,950)		1,748,843,295

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.07% **, 2/1/2018 (b) (Cost $2,212,959)	2,215,000	2,212,664

	Shares	Value ($)
Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.21% (c) (d) (Cost $2,411,636)	2,411,636	2,411,636

Cash Equivalents 1.9%
Deutsche Central Cash Management Government Fund, 1.30% (c) (Cost $34,594,233)	34,594,233	34,594,233

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $671,063,778)	100.0	1,788,061,828
Other Assets and Liabilities, Net	0.0	252,423

Net Assets	100.0	1,788,314,251

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $2,306,411, which is 0.1% of net assets.

(b)	At December 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	45

At December 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/16/2018	258	34,668,007	34,520,400	147,607

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,748,843,295	$—	$—	$1,748,843,295
Government & Agency Obligation	—	2,212,664	—	2,212,664
Short-Term Investments (e)	37,005,869	—	—	37,005,869
Derivatives (f)
Futures Contracts	147,607	—	—	147,607
Total	$1,785,996,771	$2,212,664	$—	$1,788,209,435

There have been no transfers between fair value measurement levels during the year ended December 31, 2017.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

46	Deutsche Equity 500 Index Portfolio

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in non-affiliated securities, at value (cost $634,057,909) – including $2,306,411 of securities loaned	$1,751,055,959
Investment in Deutsche Government & Agency Securities Portfolio (cost $2,411,636)*	2,411,636
Investment in Deutsche Central Cash Management Government Fund (cost $34,594,233)	34,594,233
Cash	10,934
Receivable for investments sold	1,849,930
Dividends receivable	1,768,697
Interest receivable	24,309
Other assets	28,582
Total assets	1,791,744,280

Liabilities
Payable upon return of securities loaned	2,411,636
Payable for investments purchased	610,662
Payable for variation margin on futures contracts	125,216
Accrued management fee	75,953
Accrued Trustees’ fees	31,613
Other accrued expenses and payables	174,949
Total liabilities	3,430,029
Net assets, at value	$1,788,314,251

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	47

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income:
Dividends (net of foreign taxes withheld of $139,493)	$34,983,921
Interest	16,565
Income distributions — Deutsche Central Cash Management Government Fund	152,148
Securities lending income, net of borrower rebates	36,649
Total income	35,189,283
Expenses:
Management fee	864,829
Administration fee	518,897
Custodian fee	39,745
Professional fees	146,783
Reports to shareholders	5,998
Trustees’ fees and expenses	103,828
Other	106,859
Total expenses	1,786,939
Net investment income (loss)	33,402,344

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	124,640,304
Futures	3,111,229
127,751,533
Change in net unrealized appreciation (depreciation) on:
Investments	177,452,945
Futures	334,910
177,787,855
Net gain (loss)	305,539,388
Net increase (decrease) in net assets resulting from operations	$338,941,732

The accompanying notes are an integral part of the financial statements.

48	Deutsche Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
Operations:
Net investment income (loss)	$33,402,344	$36,714,239
Net realized gain (loss)	127,751,533	125,269,066
Change in net unrealized appreciation (depreciation)	177,787,855	31,229,282
Net increase (decrease) in net assets resulting from operations	338,941,732	193,212,587
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	106,405,894	73,617,486
Value of capital withdrawn	(345,587,692)	(343,640,856)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(239,181,798)	(270,023,370)
Increase (decrease) in net assets	99,759,934	(76,810,783)
Net assets at beginning of period	1,688,554,317	1,765,365,100
Net assets at end of period	$1,788,314,251	$1,688,554,317

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	49

Financial Highlights

	Years Ended December 31,
	2017	2016	2015	2014	2013

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,788	1,689	1,765	1,904	2,018
Ratio of expenses (%)	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.93	2.14	2.00	1.95	2.01
Portfolio turnover rate (%)	6	3	3	2	3	[b]
Total investment return (%)[a]	21.62	11.75	1.33	13.50	32.14

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of Deutsche Equity 500 Index Fund.

[b]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

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Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Equity 500 Index Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated Deutsche feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2017, Deutsche S&P 500 Index Fund and Deutsche Equity 500 Index Fund owned approximately 57% and 43%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are

Deutsche Equity 500 Index Portfolio	51

valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The

52	Deutsche Equity 500 Index Portfolio

Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2017, the Portfolio invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of December 31, 2017, the Portfolio invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of December 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2017, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $719,919,452. The net unrealized appreciation

Deutsche Equity 500 Index Portfolio	53

for all investments based on tax cost was $1,068,142,376. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,137,558,563 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $69,416,187.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2017, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the

54	Deutsche Equity 500 Index Portfolio

futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2017 is included in a table following the Portfolio’s Investment Portfolio. For the year ended December 31, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,237,000 to $34,520,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of December 31, 2017 presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$147,607

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the year ended December 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$3,111,229

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$334,910

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

Deutsche Equity 500 Index Portfolio	55

C. Purchases and Sales of Securities

During the year ended December 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $94,807,504 and $298,113,450, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $518,897, of which $45,572 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2017, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $3,543, of which $219 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the

56	Deutsche Equity 500 Index Portfolio

1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2017.

Deutsche Equity 500 Index Portfolio	57

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest in Deutsche Equity 500 Index Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Deutsche Equity 500 Index Portfolio (the “Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

58	Deutsche Equity 500 Index Portfolio

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP
February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

Deutsche Equity 500 Index Portfolio	59

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Equity 500 Index Fund (the “Fund”), a series of Deutsche Institutional Funds, invests substantially all of its assets in Deutsche Equity 500 Index Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2017. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

60	Deutsche Equity 500 Index Fund

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied

Deutsche Equity 500 Index Fund	61

by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Institutional Class shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and

62	Deutsche Equity 500 Index Fund

expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Deutsche Equity 500 Index Fund	63

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

64	Deutsche Equity 500 Index Fund

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	89	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	92	—

Deutsche Equity 500 Index Fund	65

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	89	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	89	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	89	—

66	Deutsche Equity 500 Index Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	89	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	89	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	89	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	89	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)

Deutsche Equity 500 Index Fund	67

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	89	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	89	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management; formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); Director, Deutsche AM Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; formerly: Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] Deutsche Asset Management

68	Deutsche Equity 500 Index Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] Deutsche Asset Management
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche Equity 500 Index Fund	69

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

70	Deutsche Equity 500 Index Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565

For shareholders of Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click “Retirement Plans“ to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	BTIRX
CUSIP Number	25159R 866
Fund Number	1615

Deutsche Equity 500 Index Fund	71

Notes

DE500-2

(R-025783-7 2/18)

December 31, 2017

Annual Report

to Shareholders

Deutsche S&P 500 Index Fund

Contents

Deutsche S&P 500 Index Fund
3	Letter to Shareholders
4	Portfolio Management Review
9	Performance Summary
11	Portfolio Summary
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
29	Information About Your Fund’s Expenses
30	Tax Information

Deutsche Equity 500 Index Portfolio
32	Investment Portfolio
49	Statement of Assets and Liabilities
50	Statement of Operations
51	Statements of Changes in Net Assets
52	Financial Highlights
53	Notes to Financial Statements
60	Report of Independent Registered Public Accounting Firm

62	Advisory Agreement Board Considerations and Fee Evaluation
67	Board Members and Officers
72	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche S&P 500 Index Fund

Letter to Shareholders

Dear Shareholder:

“Synchronous growth” is the catchphrase for the current market environment — positive momentum in the U.S. as well as for most of the major economies of the globe.

Overseas, both developed and emerging markets continue to improve, marked by low inflation rates, growing corporate earnings and attractive valuations. Here in the U.S., activity remains solid with only limited signs of overheating. Given the notable gains of the past year, a short-term pullback would not be a surprise. Nevertheless, strong fundamentals remain supportive of this expansion.

Solid income growth, improvements in net worth, manageable debt, elevated confidence and firm labor markets should continue to support consumer spending. Business investment is also showing signs of picking up, supported by improved confidence, favorable financial conditions and the recent tax reform bill.

The full effect of the new tax policy remains to be seen. While markets can respond almost instantly, and seem to have done so, the economy itself takes time to respond. Our economists believe that the net benefit may be fairly modest with the main beneficiaries being consumption and business investment.

All told, we believe this environment favors a long-term approach, with a focus on thoughtful asset, geographic and sector allocation, rather than market timing calls.

As always, we invite you to visit our website — deutschefunds.com — where you will find the most current insights from our CIO, economists and investment specialists.

Thank you for allowing us to help you address your investment needs.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche S&P 500 Index Fund	3

Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 9 through 10 for more complete performance information.

Investment Strategy

The Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

Deutsche S&P 500 Index Fund returned 21.09% during 2017. Since the Fund’s investment strategy is to replicate the performance of the Standard & Poor’s 500® (S&P 500) Index, the Fund’s return is normally close to that of the index. The S&P 500 Index gained 21.83% for the 12-month period ending December 31, 2017. The difference in return is typically driven by transaction costs and fund expenses.

Stocks performed unusually well in 2017, with above-average total returns and a remarkably low degree of volatility. In a year characterized by a pronounced lack of negative financial headlines, the S&P 500 Index experienced few large single-day moves and no peak-to-trough downturns of more than 3%. In fact, the index posted a gain in each of the 12 months of the year — the first time in history that has occurred. The strong showing for the index represented its ninth consecutive year of positive performance, as well as the fourteenth positive year of the past 15. The year also marked the best return for the S&P 500 Index since 2013 and its fourth-highest gain since 2000.

Positive Headlines Fueled Investor Optimism

The combination of healthy economic growth, rising corporate profits and a stable outlook for U.S. Federal Reserve (Fed) policy was the primary reason for U.S. equities’ hearty advance in 2017.

4	Deutsche S&P 500 Index Fund

Looking first at growth, the U.S. Bureau of Economic Analysis reported that U.S. gross domestic product rose 3.1% and 3.2% in the second and third quarters, respectively, its strongest showing over a two-quarter interval since mid 2014. In addition, the unemployment rate fell to 4.1% — its lowest level since December 2000, according to the U.S. Bureau of Labor Statistics. Economic growth came from a variety of sources, including rising industrial production, surging housing prices and a strong holiday retail season at year-end.

“Stocks performed unusually well in 2017, with above-average total returns and a remarkably low degree of volatility.”

The strength in the economy, in turn, fed through to corporate earnings. According to FactSet, U.S. corporations posted earnings growth of nearly 10% in 2017, the highest level since 2011. All sectors produced positive profit growth, led by energy, materials and information technology.

These favorable conditions provided the Fed with the latitude to tighten monetary policy. The central bank hiked interest rates three times in quarter-point increments in 2017, bringing the benchmark federal funds rate to a range of 1.25% to 1.50%. In addition, it announced that it would begin to reverse the quantitative easing policy it put in place following the financial crisis by reducing the size of its balance sheet. Although these moves removed monetary accommodation from the economy, the markets appeared confident that the low inflation-environment would enable the Fed to maintain its deliberate and well-communicated approach to raising interest rates.

The market also gained a significant benefit from the passage of a long-anticipated tax reform bill that reduced the U.S. corporate tax rate to 21% from its previous level of 35%. After an initial stretch of optimism in the wake of the November 2016 elections, investors gradually lost confidence that the Republican-led government would enact meaningful legislative changes. The mood shifted in mid-August, however, when a series of public statements by lawmakers indicated Republicans’ intention to pass a tax plan by year-end. Stocks embarked on a protracted rally in response to the news, as investors discounted the prospect of stronger bottom-line earnings into equity valuations.

Deutsche S&P 500 Index Fund	5

Information Technology Leads the Way

The performance of sectors and individual stocks largely reflected investors’ preference for faster-growing companies. This tendency led to outsized gains for the technology sector, which registered a total return more than 17 points above the index. The sector was home to many of the leading performance contributors for the year, including Apple Inc., Microsoft Corp., Facebook, Inc. and Alphabet, Inc. (formerly known as Google). Semiconductor stocks also delivered robust returns thanks to the increasing demand for computer chips.

The consumer discretionary sector also outpaced the broader market, led by Amazon.com, Inc., as the combination of improving growth and falling unemployment was seen as being highly supportive of consumer spending. Materials stocks were viewed as additional beneficiaries of a stronger economy, particularly in the second half of the year when a rally in metals prices fueled strong gains for mining and chemicals stocks.

Financial stocks, for their part, delivered market-beating returns due not only to their ability to benefit from faster growth, but also their sensitivity to interest rates. Rising rates are generally a tailwind for banks since they lead to wider net interest margins, while insurers benefit by earning higher yields on their assets. Tighter Fed policy therefore helped fuel strong outperformance for mega-cap financials such as JPMorgan Chase & Co., Bank of America Corp., and Citigroup, Inc.

Health care stocks produced returns slightly above the index. While 2017 was a shaky year for biotechnology stocks, their shortfall was outweighed by the relative strength in the pharmaceutical and managed-care industries.

Energy Stocks and Defensive Sectors Lagged

On the other end of the spectrum, energy stocks finished in negative territory and were the worst performer among the 11 major sectors. While energy stocks did not keep pace with the market for the full year, they exhibited noteworthy outperformance from mid-August onward as the surge in crude oil prices helped the sector rebound off of multi-year lows. The year’s other underperforming sectors were largely those featuring the types of defensive, higher-dividend companies that lagged at a time in which investors embraced risk and favored stocks with above-average economic sensitivity. This trend contributed to underperformance

6	Deutsche S&P 500 Index Fund

for the utilities, consumer staples, telecommunications services and real estate sectors, although all posted double-digit gains in absolute terms. Industrials stocks also finished slightly behind the index, as the large downturn in General Electric Co. more than offset gains for Boeing Co., Caterpillar, Inc., and other economically-sensitive stocks in the sector.

Outlook and Positioning

The Fund invested in equity index futures during the year, with the goal of keeping the Fund’s exposures in line with those of the index. This strategy had a neutral impact on performance.

We continue to follow a passive strategy designed to provide returns that approximate those of the benchmark.

Subadvisor

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the Fund.

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

–	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Deutsche S&P 500 Index Fund	7

Terms to Know

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.

Quantitative easing entails the Fed’s purchase of government and other securities from the market in an effort to increase money supply.

Contribution and detraction incorporate both a stock’s total return and its weighting in the index.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

8	Deutsche S&P 500 Index Fund

Performance Summary	December 31, 2017 (Unaudited)

Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
Unadjusted for Sales Charge	21.09%	15.04%	7.83%
Adjusted for the Maximum Sales Charge (max 4.50% load)	15.64%	13.98%	7.33%
S&P 500® Index†	21.83%	15.79%	8.50%

Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
Unadjusted for Sales Charge	20.20%	14.24%	7.06%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	20.20%	14.24%	7.06%
S&P 500® Index†	21.83%	15.79%	8.50%

Class R6			Life of Class*
Average Annual Total Returns as of 12/31/17
No Sales Charges			14.53%
S&P 500® Index†			14.60%

Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
No Sales Charges	21.38%	15.37%	8.13%
S&P 500® Index†	21.83%	15.79%	8.50%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 31, 2017 are 0.61%, 1.31%, 0.28% and 0.33% for Class A, Class C, Class R6 and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche S&P 500 Index Fund	9

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†	The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. “Standard & Poor’s,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund’s investment advisor.

	Class A	Class C	Class R6	Class S
Net Asset Value
12/31/17	$30.50	$30.43	$30.55	$30.56
3/31/17 (commencement of operations of Class R6)	$—	$—	$28.24	$—
12/31/16	$26.69	$26.64	$—	$26.75
Distribution Information as of 12/31/17
Income Dividends, Twelve Months	$.43	$.22	$.41**	$.51
Capital Gain Distributions, Twelve Months	$1.34	$1.34	$1.34**	$1.34

**	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

10	Deutsche S&P 500 Index Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/17	12/31/16
Common Stocks	98%	100%
Cash Equivalents	2%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/17	12/31/16
Information Technology	24%	21%
Financials	15%	15%
Health Care	14%	14%
Consumer Discretionary	12%	12%
Industrials	10%	10%
Consumer Staples	8%	9%
Energy	6%	7%
Materials	3%	3%
Utilities	3%	3%
Real Estate	3%	3%
Telecommunication Services	2%	3%
	100%	100%

Deutsche S&P 500 Index Fund	11

Ten Largest Equity Holdings at December 31, 2017 (20.7% of Net Assets)		Percent
1	Apple, Inc.	3.7%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2	Microsoft Corp.	2.9%
	Develops, manufactures, licenses, sells and supports software products
3	Alphabet, Inc.	2.7%
	Holding company with subsidiaries that provide web-based search, hardware products and various software applications
4	Amazon.com, Inc.	2.0%
	An online retailer, offering a wide range of products
5	Facebook, Inc.	1.8%
	Operates a social networking Web site
6	Berkshire Hathaway, Inc.	1.7%
	Holding company of insurance business and a variety of other businesses
7	Johnson & Johnson	1.6%
	Provider of health care products
8	JPMorgan Chase & Co.	1.6%
	Provider of global financial services
9	Exxon Mobil Corp.	1.5%
	Explorer and producer of oil and gas
10	Bank of America Corp.	1.2%
	Provider of commercial banking services

Portfolio holdings and characteristics are subject to change.

Deutsche S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at December 31, 2017 are based on the holdings of Deutsche Equity 500 Index Portfolio.

For more complete details about the Fund’s investment portfolio, see page 32. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 72 for contact information.

12	Deutsche S&P 500 Index Fund

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in Deutsche Equity 500 Index Portfolio, at value	$1,015,160,490
Receivable for Fund shares sold	809,162
Other assets	13,410
Total assets	1,015,983,062

Liabilities
Payable for Fund shares redeemed	2,804,064
Accrued Trustees’ fees	1,607
Other accrued expenses and payables	765,992
Total liabilities	3,571,663
Net assets, at value	$1,012,411,399

Net Assets Consist of
Undistributed net investment income	24,112
Net unrealized appreciation (depreciation) on investments	397,488,424
Accumulated net realized gain (loss)	3,642,217
Paid-in capital	611,256,646
Net assets, at value	$1,012,411,399

Net Asset Value
Class A
Net Asset Value, and redemption price per share ($198,710,023 ÷ 6,515,787 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$30.50
Maximum offering price per share (100 ÷ 95.50 of $30.50)	$31.94
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($91,961,085 ÷ 3,021,594 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$30.43
Class R6
Net Asset Value, offering and redemption price per share ($52,591 ÷ 1,721.3 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$30.55
Class S
Net Asset Value, offering and redemption price per share ($721,687,700 ÷ 23,614,495 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$30.56

The accompanying notes are an integral part of the financial statements.

Deutsche S&P 500 Index Fund	13

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income and expenses allocated from Deutsche Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $77,526)	$19,367,940
Interest	9,273
Income distributions — Deutsche Central Cash Management Government Fund	84,436
Securities lending income, net of borrower rebates	20,500
Expenses	(990,534)
Total income	18,491,615
Expenses:
Administration fee	957,144
Services to shareholders	1,063,571
Distribution and service fees	1,285,569
Professional fees	55,309
Reports to shareholders	71,035
Registration fees	70,103
Trustees’ fees and expenses	5,133
Other	10,157
Total expenses before expense reductions	3,518,021
Expense reductions	(10)
Total expenses after expense reductions	3,518,011
Net investment income (loss)	14,973,604

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche Equity 500 Index Portfolio:
Investments	69,147,787
Futures	1,704,067
70,851,854
Change in net unrealized appreciation (depreciation) allocated from: Deutsche Equity 500 Index Portfolio on:
Investments	98,000,090
Futures	183,889
98,183,979
Net gain (loss)	169,035,833
Net increase (decrease) in net assets resulting from operations	$184,009,437

The accompanying notes are an integral part of the financial statements.

14	Deutsche S&P 500 Index Fund

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
Operations:
Net investment income (loss)	$14,973,604	$15,629,333
Net realized gain (loss)	70,851,854	64,924,412
Change in net unrealized appreciation (depreciation)	98,183,979	15,579,209
Net increase (decrease) in net assets resulting from operations	184,009,437	96,132,954
Distributions to shareholders from:
Net investment income:
Class A	(2,808,001)	(3,223,651)
Class C	(632,140)	(568,795)
Class R6*	(448)	—
Class S	(11,850,494)	(11,550,249)
Net realized gains:
Class A	(8,507,809)	(6,323,649)
Class C	(3,865,489)	(2,218,247)
Class R6*	(1,922)	—
Class S	(30,638,182)	(20,679,968)
Total distributions	(58,304,485)	(44,564,559)
Fund share transactions:
Proceeds from shares sold	152,670,825	114,650,050
Reinvestment of distributions	55,202,708	42,328,962
Payments for shares redeemed	(216,595,170)	(205,089,404)
Net increase (decrease) in net assets from Fund share transactions	(8,721,637)	(48,110,392)
Increase (decrease) in net assets	116,983,315	3,458,003
Net assets at beginning of period	895,428,084	891,970,081
Net assets at end of year (including undistributed net investment income of $24,112 and $13,127, respectively)	$1,012,411,399	$895,428,084

*	For the period from March 31, 2017 (commencement of operations of Class R6) to December 31, 2017.

The accompanying notes are an integral part of the financial statements.

Deutsche S&P 500 Index Fund	15

Financial Highlights

	Years Ended December 31,
Class A	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$26.69	$25.20	$25.99	$24.50	$18.89
Income (loss) from investment operations:
Net investment income[a]	.42	.42	.38	.36	.31
Net realized and unrealized gain (loss)	5.16	2.39	(.17)	2.73	5.59
Total from investment operations	5.58	2.81	.21	3.09	5.90
Less distributions from:
Net investment income	(.43)	(.42)	(.27)	(.38)	(.29)
Net realized gains	(1.34)	(.90)	(.73)	(1.22)	—
Total distributions	(1.77)	(1.32)	(1.00)	(1.60)	(.29)
Net asset value, end of period	$30.50	$26.69	$25.20	$25.99	$24.50
Total Return (%)[b]	21.09	11.18 [c]	.82	12.91 [c]	31.45

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	199	192	219	233	233
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.59	.61	.64	.65	.67
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.59	.61	.64	.65	.67
Ratio of net investment income (%)	1.45	1.63	1.47	1.40	1.44
Portfolio turnover rate for Deutsche Equity 500 Index Portfolio (%)	6	3	3	2	3 [d]

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

16	Deutsche S&P 500 Index Fund

	Years Ended December 31,
Class C	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$26.64	$25.15	$25.95	$24.47	$18.86
Income (loss) from investment operations:
Net investment income[a]	.21	.24	.21	.18	.17
Net realized and unrealized gain (loss)	5.14	2.38	(.18)	2.73	5.59
Total from investment operations	5.35	2.62	.03	2.91	5.76
Less distributions from:
Net investment income	(.22)	(.23)	(.10)	(.21)	(.15)
Net realized gains	(1.34)	(.90)	(.73)	(1.22)	—
Total distributions	(1.56)	(1.13)	(.83)	(1.43)	(.15)
Net asset value, end of period	$30.43	$26.64	$25.15	$25.95	$24.47
Total Return (%)[b]	20.20	10.44	.10	12.13	30.61

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	69	58	51	44
Ratio of expenses including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	1.30	1.31	1.32	1.33	1.34
Ratio of net investment income (%)	.74	.93	.79	.72	.78
Portfolio turnover rate for Deutsche Equity 500 Index Portfolio (%)	6	3	3	2	3 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Deutsche S&P 500 Index Fund	17

	Period Ended 12/31/17[a]
Class R6

Selected Per Share Data
Net asset value, beginning of period	$28.24
Income (loss) from investment operations:
Net investment income[b]	.38
Net realized and unrealized gain	3.68
Total from investment operations	4.06
Less distributions from:
Net investment income	(.41)
Net realized gains	(1.34)
Total distributions	(1.75)
Net asset value, end of period	$30.55
Total Return (%)[c]	14.53	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	53
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.40	*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.35	*
Ratio of net investment income (%)	1.67	*
Portfolio turnover rate for Deutsche Equity 500 Index Portfolio (%)	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Deutsche Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

*	Annualized

**	Not annualized

18	Deutsche S&P 500 Index Fund

	Years Ended December 31,
Class S	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$26.75	$25.25	$26.05	$24.56	$18.93
Income (loss) from investment operations:
Net investment income[a]	.49	.49	.46	.44	.38
Net realized and unrealized gain (loss)	5.17	2.40	(.18)	2.73	5.61
Total from investment operations	5.66	2.89	.28	3.17	5.99
Less distributions from:
Net investment income	(.51)	(.49)	(.35)	(.46)	(.36)
Net realized gains	(1.34)	(.90)	(.73)	(1.22)	—
Total distributions	(1.85)	(1.39)	(1.08)	(1.68)	(.36)
Net asset value, end of period	$30.56	$26.75	$25.25	$26.05	$24.56
Total Return (%)	21.38	11.52	1.09	13.25	31.89

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	722	635	615	651	602
Ratio of expenses including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.34	.33	.34	.34	.36
Ratio of net investment income (%)	1.70	1.90	1.76	1.70	1.76
Portfolio turnover rate for Deutsche Equity 500 Index Portfolio (%)	6	3	3	2	3 [b]

[a]	Based on average shares outstanding during the period.

[b]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Deutsche S&P 500 Index Fund	19

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche S&P 500 Index Fund (the “Fund”) is a diversified series of the Deutsche Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche Equity 500 Index Portfolio (the “Portfolio”), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On December 31, 2017, the Fund owned approximately 57% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Class R6 shares commenced operations on March 31, 2017. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may

20	Deutsche S&P 500 Index Fund

result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss)

Deutsche S&P 500 Index Fund	21

on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2017, the Fund’s components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income*	$38,245
Undistributed net long-term capital gains	$3,062,453

At December 31, 2017, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2017	2016
Distributions from ordinary income*	$15,403,133	$15,812,609
Distributions from long-term capital gains	$42,901,352	$28,751,950

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay

22	Deutsche S&P 500 Index Fund

the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2017 through September 30, 2018 and for the period from March 31, 2017 (commencement of operations) through September 30, 2018 for Class R6 shares, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.60%
Class C	1.35%
Class R6	.35%
Class S	.35%

For the period from March 31, 2017 (commencement of operations) to December 31, 2017 fees waived and/or expenses reimbursed for Class R6 are $10.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $957,144, of which $86,065 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2017 and for the period from March 31, 2017 (commencement of operations) to December 31, 2017 for Class R6 shares, the amounts charged to the Fund by DSC were as follows:

Deutsche S&P 500 Index Fund	23

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2017
Class A	$74,220	$8,945
Class C	7,147	1,817
Class R6	29	11
Class S	369,980	89,642
	$451,376	$100,415

Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, Deutsche AM Distributors, Inc. (“DDI”), a subsidiary of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended December 31, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at December 31, 2017
Class C	$617,121	$58,032

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at December 31, 2017	Annual Rate
Class A	$462,892	$119,209	.24%
Class C	205,556	55,402	.25%
	$668,448	$174,611

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the year ended December 31, 2017 aggregated $17,105.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended December 31, 2017, the CDSC for Class C shares aggregated $11,089. A deferred sales charge of up to

24	Deutsche S&P 500 Index Fund

1% is assessed on certain redemptions of Class A shares. For the year ended December 31, 2017, DDI received $818 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $23,940, of which $10,410 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended December 31, 2017		Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	2,348,257	$66,849,886	1,987,537	$50,333,325
Class C	859,639	24,676,614	796,400	20,446,892
Class R6*	1,644.3	48,979	—	—
Class S	2,126,317	61,095,346	1,700,968	43,869,833
		$152,670,825		$114,650,050

Shares issued to shareholders in reinvestment of distributions
Class A	352,077	$10,565,715	341,886	$9,127,030
Class C	144,601	4,351,351	99,881	2,674,505
Class R6*	78	2,370	—	—
Class S	1,340,232	40,283,272	1,141,345	30,527,427
		$55,202,708		$42,328,962

Shares redeemed
Class A	(3,364,330)	$(96,319,578)	(3,837,042)	$(99,669,463)
Class B	—	—	(6,697)**	(155,375)**
Class C	(571,835)	(16,576,399)	(617,791)	(15,691,553)
Class R6*	(1)	(20)	—	—
Class S	(3,580,856)	(103,699,173)	(3,461,956)	(89,573,013)
		$(216,595,170)		$(205,089,404)

Deutsche S&P 500 Index Fund	25

	Year Ended December 31, 2017		Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars

Net Increase (decrease)
Class A	(663,996)	$(18,903,977)	(1,507,619)	$(40,209,108)
Class B	—	—	(6,697)**	(155,375)**
Class C	432,405	12,451,566	278,490	7,429,844
Class R6*	1,721.3	51,329	—	—
Class S	(114,307)	(2,320,555)	(619,643)	(15,175,753)
		$(8,721,637)		$(48,110,392)

*	For the period from March 31, 2017 (commencement of operations of Class R6) to December 31, 2017.

**	For the period from January 1, 2016 to February 10, 2016 (see Note A).

26	Deutsche S&P 500 Index Fund

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Deutsche Institutional Funds and Shareholders of Deutsche S&P 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche S&P 500 Index Fund (one of the funds constituting Deutsche Institutional Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Deutsche S&P 500 Index Fund	27

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP

February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

28	Deutsche S&P 500 Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period Class R6 shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche S&P 500 Index Fund	29

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2017 (Unaudited)

Actual Fund Return*	Class A	Class C	Class R6	Class S
Beginning Account Value 7/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,110.90	$1,106.80	$1,112.50	$1,112.20
Expenses Paid per $1,000**	$3.09	$6.90	$1.86	$1.81

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S
Beginning Account Value 7/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,022.28	$1,018.65	$1,023.44	$1,023.49
Expenses Paid per $1,000**	$2.96	$6.61	$1.79	$1.73

*	Expenses include amounts allocated proportionally from the master portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S
Deutsche S&P 500 Index Fund	0.58%	1.30%	0.35%	0.34%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

The Fund paid distributions of $1.33 per share from net long-term capital gains during its year ended December 31, 2017.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $42,735,000 as capital gain dividends for its year ended December 31, 2017.

For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2017, qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $21,181,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have any questions about federal and state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

30	Deutsche S&P 500 Index Fund

(The following financial statements of the

Deutsche Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

Deutsche Equity 500 Index Portfolio	31

Investment Portfolio	as of December 31, 2017

	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 11.9%
Auto Components 0.2%
Aptiv PLC	20,461	1,735,706
BorgWarner, Inc.	15,247	778,969
Goodyear Tire & Rubber Co.	18,873	609,787

		3,124,462
Automobiles 0.5%
Ford Motor Co.	299,110	3,735,884
General Motors Co.	98,021	4,017,881
Harley-Davidson, Inc. (a)	12,771	649,788

		8,403,553
Distributors 0.1%
Genuine Parts Co.	11,137	1,058,127
LKQ Corp.*	23,548	957,697

		2,015,824
Diversified Consumer Services 0.0%
H&R Block, Inc.	16,124	422,771
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	31,342	2,080,168
Chipotle Mexican Grill, Inc.*	1,906	550,891
Darden Restaurants, Inc.	9,504	912,574
Hilton Worldwide Holdings, Inc.	15,559	1,242,542
Marriott International, Inc. “A”	23,457	3,183,819
McDonald’s Corp.	61,108	10,517,909
MGM Resorts International	39,317	1,312,795
Norwegian Cruise Line Holdings Ltd.*	13,640	726,330
Royal Caribbean Cruises Ltd.	13,177	1,571,753
Starbucks Corp.	109,042	6,262,282
Wyndham Worldwide Corp.	7,810	904,945
Wynn Resorts Ltd.	6,185	1,042,729
Yum! Brands, Inc.	25,748	2,101,294

		32,410,031
Household Durables 0.4%
D.R. Horton, Inc.	26,070	1,331,395
Garmin Ltd.	8,519	507,477
Leggett & Platt, Inc.	10,358	494,387
Lennar Corp. “A”	15,594	986,165
Mohawk Industries, Inc.*	4,875	1,345,012

The accompanying notes are an integral part of the financial statements.

32	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Newell Brands, Inc.	37,288	1,152,199
PulteGroup, Inc.	20,738	689,539
Whirlpool Corp.	5,446	918,413

		7,424,587
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.*	30,669	35,866,476
Expedia, Inc.	9,500	1,137,815
Netflix, Inc.*	33,170	6,367,313
The Priceline Group, Inc.*	3,737	6,493,934
TripAdvisor, Inc.*	8,575	295,495

		50,161,033
Leisure Products 0.1%
Hasbro, Inc.	8,671	788,107
Mattel, Inc.	25,980	399,573

		1,187,680
Media 2.7%
CBS Corp. “B”	27,719	1,635,421
Charter Communications, Inc. “A”*	14,865	4,994,045
Comcast Corp. “A”	357,624	14,322,841
Discovery Communications, Inc. “A”*	11,246	251,685
Discovery Communications, Inc. “C”*	15,734	333,089
DISH Network Corp. “A”*	17,603	840,543
Interpublic Group of Companies, Inc.	30,268	610,203
News Corp. “A”	28,628	464,060
News Corp. “B”	9,976	165,602
Omnicom Group, Inc.	17,602	1,281,954
Scripps Networks Interactive “A”	7,500	640,350
Time Warner, Inc.	59,666	5,457,649
Twenty-First Century Fox, Inc. “A”	81,126	2,801,281
Twenty-First Century Fox, Inc. “B”	33,835	1,154,450
Viacom, Inc. “B”	27,077	834,242
Walt Disney Co.	115,780	12,447,508

		48,234,923
Multiline Retail 0.4%
Dollar General Corp.	19,962	1,856,666
Dollar Tree, Inc.*	18,093	1,941,560
Kohl’s Corp.	12,984	704,122
Macy’s, Inc.	23,804	599,623
Nordstrom, Inc.	8,725	413,390
Target Corp.	41,908	2,734,497

		8,249,858

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	33

	Shares	Value ($)
Specialty Retail 2.2%
Advance Auto Parts, Inc.	5,782	576,408
AutoZone, Inc.*	2,117	1,505,970
Best Buy Co., Inc.	19,604	1,342,286
CarMax, Inc.*	13,986	896,922
Foot Locker, Inc.	9,248	433,546
Home Depot, Inc.	89,502	16,963,314
L Brands, Inc.	18,738	1,128,402
Lowe’s Companies, Inc.	63,793	5,928,922
O’Reilly Automotive, Inc.*	6,550	1,575,537
Ross Stores, Inc.	29,705	2,383,826
Signet Jewelers Ltd. (a)	4,799	271,384
The Gap, Inc.	16,400	558,584
Tiffany & Co.	7,820	812,889
TJX Companies, Inc.	48,646	3,719,473
Tractor Supply Co.	9,748	728,663
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,515	1,009,825

		39,835,951
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. (a)	27,366	572,223
Michael Kors Holdings Ltd.*	11,853	746,146
NIKE, Inc. “B”	100,672	6,297,034
PVH Corp.	5,983	820,927
Ralph Lauren Corp.	4,343	450,326
Tapestry, Inc.	21,691	959,393
Under Armour, Inc. “A”* (a)	14,811	213,723
Under Armour, Inc. “C”*	14,826	197,482
VF Corp.	25,037	1,852,738

		12,109,992

Consumer Staples 8.0%
Beverages 2.0%
Brown-Forman Corp. “B”	15,091	1,036,299
Coca-Cola Co.	294,067	13,491,794
Constellation Brands, Inc. “A”	13,258	3,030,381
Dr. Pepper Snapple Group, Inc.	13,813	1,340,690
Molson Coors Brewing Co. “B”	14,237	1,168,431
Monster Beverage Corp.*	31,401	1,987,369
PepsiCo, Inc.	109,075	13,080,274

		35,135,238
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	33,492	6,233,531
CVS Health Corp.	77,648	5,629,480

The accompanying notes are an integral part of the financial statements.

34	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Kroger Co.	68,518	1,880,819
Sysco Corp.	36,997	2,246,828
Wal-Mart Stores, Inc.	112,229	11,082,614
Walgreens Boots Alliance, Inc.	66,530	4,831,408

		31,904,680
Food Products 1.2%
Archer-Daniels-Midland Co.	43,138	1,728,971
Campbell Soup Co.	14,721	708,227
Conagra Brands, Inc.	31,542	1,188,187
General Mills, Inc.	43,420	2,574,372
Hormel Foods Corp.	20,666	752,036
Kellogg Co.	19,081	1,297,126
Kraft Heinz Co.	45,742	3,556,898
McCormick & Co., Inc.	9,212	938,795
Mondelez International, Inc. “A”	114,589	4,904,409
The Hershey Co.	10,753	1,220,573
The JM Smucker Co.	8,682	1,078,652
Tyson Foods, Inc. “A”	22,674	1,838,181

		21,786,427
Household Products 1.6%
Church & Dwight Co., Inc.	19,281	967,328
Clorox Co.	9,952	1,480,260
Colgate-Palmolive Co.	67,308	5,078,389
Kimberly-Clark Corp.	26,917	3,247,805
Procter & Gamble Co.	195,365	17,950,136

		28,723,918
Personal Products 0.1%
Coty, Inc. “A”	35,938	714,807
Estee Lauder Companies, Inc. “A”	17,232	2,192,600

		2,907,407
Tobacco 1.3%
Altria Group, Inc.	146,352	10,450,996
Philip Morris International, Inc.	119,124	12,585,451

		23,036,447

Energy 6.0%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	33,134	1,048,360
Halliburton Co.	67,105	3,279,421
Helmerich & Payne, Inc.	8,397	542,782
National Oilwell Varco, Inc.	29,397	1,058,880
Schlumberger Ltd.	106,020	7,144,688

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	35

	Shares	Value ($)
TechnipFMC PLC	33,909	1,061,691

		14,135,822
Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	42,145	2,260,658
Andeavor	10,950	1,252,023
Apache Corp.	28,967	1,222,987
Cabot Oil & Gas Corp.	34,997	1,000,914
Chesapeake Energy Corp.* (a)	72,171	285,797
Chevron Corp.	145,728	18,243,688
Cimarex Energy Co.	7,236	882,864
Concho Resources, Inc.*	11,473	1,723,474
ConocoPhillips	91,717	5,034,346
Devon Energy Corp.	39,996	1,655,834
EOG Resources, Inc.	44,343	4,785,053
EQT Corp.	18,651	1,061,615
Exxon Mobil Corp.	325,053	27,187,433
Hess Corp.	20,396	968,198
Kinder Morgan, Inc.	147,809	2,670,909
Marathon Oil Corp.	65,300	1,105,529
Marathon Petroleum Corp.	37,284	2,459,998
Newfield Exploration Co.*	14,811	466,991
Noble Energy, Inc.	37,639	1,096,801
Occidental Petroleum Corp.	58,671	4,321,706
ONEOK, Inc.	29,498	1,576,668
Phillips 66	32,883	3,326,116
Pioneer Natural Resources Co.	13,059	2,257,248
Range Resources Corp.	17,947	306,176
Valero Energy Corp.	33,469	3,076,136
Williams Companies, Inc.	63,386	1,932,639

		92,161,801

Financials 14.5%
Banks 6.4%
Bank of America Corp.	743,776	21,956,268
BB&T Corp.	60,346	3,000,403
Citigroup, Inc.	202,731	15,085,214
Citizens Financial Group, Inc.	37,898	1,590,958
Comerica, Inc.	13,414	1,164,469
Fifth Third Bancorp.	54,408	1,650,739
Huntington Bancshares, Inc.	82,996	1,208,422
JPMorgan Chase & Co.	266,053	28,451,708
KeyCorp	82,851	1,671,105
M&T Bank Corp.	11,468	1,960,913
People’s United Financial, Inc.	26,163	489,248

The accompanying notes are an integral part of the financial statements.

36	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
PNC Financial Services Group, Inc.	36,462	5,261,102
Regions Financial Corp.	89,408	1,544,970
SunTrust Banks, Inc.	36,314	2,345,521
U.S. Bancorp.	120,821	6,473,589
Wells Fargo & Co.	339,821	20,616,940
Zions Bancorp.	15,562	791,016

		115,262,585
Capital Markets 3.0%
Affiliated Managers Group, Inc.	4,310	884,627
Ameriprise Financial, Inc.	11,262	1,908,571
Bank of New York Mellon Corp.	78,471	4,226,448
BlackRock, Inc.	9,466	4,862,779
Cboe Global Markets, Inc.	8,695	1,083,310
Charles Schwab Corp.	91,471	4,698,865
CME Group, Inc.	26,084	3,809,568
E*TRADE Financial Corp.*	20,859	1,033,981
Franklin Resources, Inc.	24,879	1,078,007
Intercontinental Exchange, Inc.	44,761	3,158,336
Invesco Ltd.	30,968	1,131,571
Moody’s Corp.	12,747	1,881,585
Morgan Stanley	106,746	5,600,963
Nasdaq, Inc.	8,935	686,476
Northern Trust Corp.	17,188	1,716,909
Raymond James Financial, Inc.	9,895	883,624
S&P Global, Inc.	19,534	3,309,060
State Street Corp.	28,328	2,765,096
T. Rowe Price Group, Inc.	18,448	1,935,749
The Goldman Sachs Group, Inc.	26,894	6,851,515

		53,507,040
Consumer Finance 0.8%
American Express Co.	55,174	5,479,330
Capital One Financial Corp.	37,060	3,690,435
Discover Financial Services	27,962	2,150,837
Navient Corp.	21,165	281,918
Synchrony Financial	56,655	2,187,449

		13,789,969
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. “B”*	147,581	29,253,506
Leucadia National Corp.	23,684	627,389

		29,880,895
Insurance 2.6%
Aflac, Inc.	30,093	2,641,564

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	37

	Shares	Value ($)
Allstate Corp.	27,479	2,877,326
American International Group, Inc.	68,854	4,102,321
Aon PLC	19,111	2,560,874
Arthur J. Gallagher & Co.	13,975	884,338
Assurant, Inc.	4,272	430,788
Brighthouse Financial, Inc.*	7,362	431,708
Chubb Ltd.	35,597	5,201,790
Cincinnati Financial Corp.	11,479	860,581
Everest Re Group Ltd.	3,162	699,624
Hartford Financial Services Group, Inc.	27,532	1,549,501
Lincoln National Corp.	16,824	1,293,261
Loews Corp.	20,910	1,046,127
Marsh & McLennan Companies, Inc.	39,103	3,182,593
MetLife, Inc.	80,659	4,078,119
Principal Financial Group, Inc.	20,728	1,462,568
Progressive Corp.	44,814	2,523,924
Prudential Financial, Inc.	32,475	3,733,975
The Travelers Companies, Inc.	20,926	2,838,403
Torchmark Corp.	8,214	745,092
Unum Group	17,113	939,333
Willis Towers Watson PLC	10,203	1,537,490
XL Group Ltd.	19,520	686,323

		46,307,623

Health Care 13.5%
Biotechnology 2.7%
AbbVie, Inc.	122,252	11,822,991
Alexion Pharmaceuticals, Inc.*	17,133	2,048,936
Amgen, Inc.	55,666	9,680,317
Biogen, Inc.*	16,212	5,164,657
Celgene Corp.*	60,367	6,299,900
Gilead Sciences, Inc.	100,167	7,175,964
Incyte Corp.*	13,510	1,279,532
Regeneron Pharmaceuticals, Inc.*	5,906	2,220,420
Vertex Pharmaceuticals, Inc.*	19,434	2,912,379

		48,605,096
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	133,530	7,620,557
Align Technology, Inc.*	5,579	1,239,598
Baxter International, Inc.	38,640	2,497,690
Becton, Dickinson & Co.	20,291	4,343,556
Boston Scientific Corp.*	105,810	2,623,030
Danaher Corp.	46,953	4,358,177

The accompanying notes are an integral part of the financial statements.

38	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
DENTSPLY SIRONA, Inc.	17,591	1,158,016
Edwards Lifesciences Corp.*	16,205	1,826,466
Hologic, Inc.*	20,899	893,432
IDEXX Laboratories, Inc.*	6,700	1,047,746
Intuitive Surgical, Inc.*	8,564	3,125,346
Medtronic PLC	103,813	8,382,900
ResMed, Inc.	10,983	930,150
Stryker Corp.	24,673	3,820,367
The Cooper Companies, Inc.	3,765	820,318
Varian Medical Systems, Inc.*	7,065	785,275
Zimmer Biomet Holdings, Inc.	15,509	1,871,471

		47,344,095
Health Care Providers & Services 2.7%
Aetna, Inc.	25,007	4,511,013
AmerisourceBergen Corp.	12,231	1,123,050
Anthem, Inc.	19,694	4,431,347
Cardinal Health, Inc.	24,083	1,475,565
Centene Corp.*	13,157	1,327,278
CIGNA Corp.	18,894	3,837,183
DaVita, Inc.*	11,432	825,962
Envision Healthcare Corp.*	8,895	307,411
Express Scripts Holding Co.*	43,297	3,231,688
HCA Healthcare, Inc.*	21,820	1,916,669
Henry Schein, Inc.*	11,951	835,136
Humana, Inc.	10,909	2,706,196
Laboratory Corp. of America Holdings*	7,822	1,247,687
McKesson Corp.	15,910	2,481,165
Patterson Companies, Inc.	6,332	228,775
Quest Diagnostics, Inc.	10,488	1,032,963
UnitedHealth Group, Inc.	74,403	16,402,885
Universal Health Services, Inc. “B”	6,809	771,800

		48,693,773
Health Care Technology 0.1%
Cerner Corp.*	24,124	1,625,716
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	24,656	1,651,212
Illumina, Inc.*	11,241	2,456,046
IQVIA Holdings, Inc.*	11,262	1,102,550
Mettler-Toledo International, Inc.*	1,978	1,225,410
PerkinElmer, Inc.	8,403	614,427
Thermo Fisher Scientific, Inc.	30,728	5,834,633
Waters Corp.*	6,093	1,177,107

		14,061,385

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	39

	Shares	Value ($)
Pharmaceuticals 4.5%
Allergan PLC	25,495	4,170,472
Bristol-Myers Squibb Co.	125,547	7,693,520
Eli Lilly & Co.	74,336	6,278,418
Johnson & Johnson	206,047	28,788,887
Merck & Co., Inc.	209,777	11,804,152
Mylan NV*	41,054	1,736,995
Perrigo Co. PLC	9,905	863,320
Pfizer, Inc.	457,259	16,561,921
Zoetis, Inc.	37,255	2,683,850

		80,581,535

Industrials 10.0%
Aerospace & Defense 2.6%
Arconic, Inc.	32,495	885,489
Boeing Co.	42,944	12,664,615
General Dynamics Corp.	21,286	4,330,637
Harris Corp.	9,092	1,287,882
L3 Technologies, Inc.	5,929	1,173,053
Lockheed Martin Corp.	19,159	6,150,997
Northrop Grumman Corp.	13,351	4,097,555
Raytheon Co.	22,173	4,165,198
Rockwell Collins, Inc.	12,431	1,685,892
Textron, Inc.	20,380	1,153,304
TransDigm Group, Inc.	3,700	1,016,094
United Technologies Corp.	56,964	7,266,897

		45,877,613
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	10,783	960,658
Expeditors International of Washington, Inc.	13,706	886,641
FedEx Corp.	18,923	4,722,045
United Parcel Service, Inc. “B”	52,718	6,281,350

		12,850,694
Airlines 0.5%
Alaska Air Group, Inc.	9,384	689,818
American Airlines Group, Inc.	32,863	1,709,862
Delta Air Lines, Inc.	50,192	2,810,752
Southwest Airlines Co.	41,771	2,733,912
United Continental Holdings, Inc.*	19,421	1,308,975

		9,253,319
Building Products 0.3%
A.O. Smith Corp.	11,316	693,445
Allegion PLC	7,297	580,549

The accompanying notes are an integral part of the financial statements.

40	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Fortune Brands Home & Security, Inc.	11,884	813,341
Johnson Controls International PLC	70,646	2,692,319
Masco Corp.	24,114	1,059,569

		5,839,223
Commercial Services & Supplies 0.3%
Cintas Corp.	6,531	1,017,726
Republic Services, Inc.	17,274	1,167,895
Stericycle, Inc.*	6,650	452,133
Waste Management, Inc.	30,793	2,657,436

		5,295,190
Construction & Engineering 0.1%
Fluor Corp.	10,677	551,467
Jacobs Engineering Group, Inc.	9,088	599,444
Quanta Services, Inc.*	11,669	456,375

		1,607,286
Electrical Equipment 0.5%
Acuity Brands, Inc.	3,172	558,272
AMETEK, Inc.	17,537	1,270,906
Eaton Corp. PLC	33,994	2,685,866
Emerson Electric Co.	49,408	3,443,244
Rockwell Automation, Inc.	9,858	1,935,618

		9,893,906
Industrial Conglomerates 1.9%
3M Co.	45,769	10,772,650
General Electric Co.	664,953	11,603,430
Honeywell International, Inc.	58,428	8,960,518
Roper Technologies, Inc.	7,855	2,034,445

		33,371,043
Machinery 1.7%
Caterpillar, Inc.	45,613	7,187,697
Cummins, Inc.	12,037	2,126,216
Deere & Co.	24,510	3,836,060
Dover Corp.	11,823	1,194,005
Flowserve Corp.	9,714	409,251
Fortive Corp.	23,375	1,691,181
Illinois Tool Works, Inc.	23,630	3,942,665
Ingersoll-Rand PLC	19,267	1,718,424
PACCAR, Inc.	26,982	1,917,881
Parker-Hannifin Corp.	10,231	2,041,903
Pentair PLC	12,851	907,538
Snap-on, Inc.	4,385	764,305
Stanley Black & Decker, Inc.	11,751	1,994,027

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	41

	Shares	Value ($)
Xylem, Inc.	13,921	949,412

		30,680,565
Professional Services 0.3%
Equifax, Inc.	9,235	1,088,991
IHS Markit Ltd.*	27,635	1,247,720
Nielsen Holdings PLC	25,429	925,616
Robert Half International, Inc.	9,508	528,074
Verisk Analytics, Inc.*	11,942	1,146,432

		4,936,833
Road & Rail 0.9%
CSX Corp.	68,459	3,765,930
J.B. Hunt Transport Services, Inc.	6,472	744,150
Kansas City Southern	7,934	834,815
Norfolk Southern Corp.	21,884	3,170,992
Union Pacific Corp.	60,430	8,103,663

		16,619,550
Trading Companies & Distributors 0.2%
Fastenal Co.	21,971	1,201,594
United Rentals, Inc.*	6,505	1,118,275
W.W. Grainger, Inc.	3,984	941,220

		3,261,089

Information Technology 23.3%
Communications Equipment 1.0%
Cisco Systems, Inc.	379,038	14,517,155
F5 Networks, Inc.*	4,749	623,164
Juniper Networks, Inc.	29,136	830,376
Motorola Solutions, Inc.	12,423	1,122,294

		17,092,989
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. “A”	23,503	2,063,563
Corning, Inc.	67,106	2,146,721
FLIR Systems, Inc.	10,437	486,573
TE Connectivity Ltd.	26,913	2,557,812

		7,254,669
Internet Software & Services 4.8%
Akamai Technologies, Inc.*	13,023	847,016
Alphabet, Inc. “A”*	22,857	24,077,564
Alphabet, Inc. “C”*	23,149	24,223,113
eBay, Inc.*	74,277	2,803,214
Facebook, Inc. “A”*	182,895	32,273,652
VeriSign, Inc.*	6,492	742,944

		84,967,503

The accompanying notes are an integral part of the financial statements.

42	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
IT Services 4.0%
Accenture PLC “A”	47,407	7,257,538
Alliance Data Systems Corp.	3,715	941,678
Automatic Data Processing, Inc.	33,988	3,983,054
Cognizant Technology Solutions Corp. “A”	45,126	3,204,849
CSRA, Inc.	12,144	363,348
DXC Technology Co.	21,869	2,075,368
Fidelity National Information Services, Inc.	25,581	2,406,916
Fiserv, Inc.*	16,070	2,107,259
Gartner, Inc.*	6,999	861,927
Global Payments, Inc.	12,272	1,230,145
International Business Machines Corp.	66,025	10,129,555
Mastercard, Inc. “A”	71,244	10,783,492
Paychex, Inc.	24,420	1,662,514
PayPal Holdings, Inc.*	86,643	6,378,658
Total System Services, Inc.	12,866	1,017,572
Visa, Inc. “A”	139,083	15,858,244
Western Union Co.	34,926	663,943

		70,926,060
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.* (a)	62,136	638,758
Analog Devices, Inc.	28,309	2,520,350
Applied Materials, Inc.	81,790	4,181,105
Broadcom Ltd.	31,184	8,011,170
Intel Corp.	358,897	16,566,685
KLA-Tencor Corp.	11,965	1,257,163
Lam Research Corp.	12,497	2,300,323
Microchip Technology, Inc.	17,830	1,566,900
Micron Technology, Inc.*	88,387	3,634,473
NVIDIA Corp.	46,472	8,992,332
Qorvo, Inc.*	9,781	651,415
QUALCOMM, Inc.	113,041	7,236,885
Skyworks Solutions, Inc.	14,022	1,331,389
Texas Instruments, Inc.	75,604	7,896,082
Xilinx, Inc.	19,356	1,304,981

		68,090,011
Software 5.1%
Activision Blizzard, Inc.	57,930	3,668,128
Adobe Systems, Inc.*	37,812	6,626,175
ANSYS, Inc.*	6,453	952,398
Autodesk, Inc.*	16,813	1,762,507
CA, Inc.	23,891	795,092
Cadence Design Systems, Inc.*	21,641	905,027
Citrix Systems, Inc.*	11,112	977,856

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	43

	Shares	Value ($)
Electronic Arts, Inc.*	23,523	2,471,326
Intuit, Inc.	18,595	2,933,919
Microsoft Corp.	591,633	50,608,287
Oracle Corp.	233,655	11,047,208
Red Hat, Inc.*	13,581	1,631,078
salesforce.com, Inc.*	52,611	5,378,423
Symantec Corp.	47,833	1,342,194
Synopsys, Inc.*	11,580	987,079

		92,086,697
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	393,707	66,627,036
Hewlett Packard Enterprise Co.	122,852	1,764,155
HP, Inc.	128,619	2,702,285
NetApp, Inc.	20,510	1,134,613
Seagate Technology PLC (a)	22,086	924,078
Western Digital Corp.	22,618	1,798,809
Xerox Corp.	16,786	489,312

		75,440,288

Materials 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	16,650	2,731,932
Albemarle Corp.	8,404	1,074,788
CF Industries Holdings, Inc.	17,885	760,828
DowDuPont, Inc.	179,507	12,784,489
Eastman Chemical Co.	11,021	1,020,985
Ecolab, Inc.	19,890	2,668,840
FMC Corp.	10,228	968,182
International Flavors & Fragrances, Inc.	6,062	925,122
LyondellBasell Industries NV “A”	24,965	2,754,139
Monsanto Co.	33,724	3,938,289
PPG Industries, Inc.	19,433	2,270,163
Praxair, Inc.	21,931	3,392,287
The Mosaic Co.	26,787	687,354
The Sherwin-Williams Co.	6,331	2,595,963

		38,573,361
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,863	1,074,918
Vulcan Materials Co.	10,090	1,295,253

		2,370,171
Containers & Packaging 0.4%
Avery Dennison Corp.	6,699	769,447
Ball Corp.	26,616	1,007,416
International Paper Co.	31,695	1,836,409

The accompanying notes are an integral part of the financial statements.

44	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Packaging Corp. of America	7,286	878,327
Sealed Air Corp.	14,031	691,728
WestRock Co.	19,567	1,236,830

		6,420,157
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	103,174	1,956,179
Newmont Mining Corp.	40,651	1,525,225
Nucor Corp.	24,248	1,541,688

		5,023,092

Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	7,263	948,475
American Tower Corp.	32,902	4,694,128
Apartment Investment & Management Co. “A”	12,365	540,474
AvalonBay Communities, Inc.	10,598	1,890,789
Boston Properties, Inc.	11,816	1,536,435
Crown Castle International Corp.	31,097	3,452,078
Digital Realty Trust, Inc.	15,698	1,788,002
Duke Realty Corp.	27,452	746,969
Equinix, Inc.	6,005	2,721,586
Equity Residential	28,211	1,799,015
Essex Property Trust, Inc.	5,039	1,216,263
Extra Space Storage, Inc.	9,629	842,056
Federal Realty Investment Trust	5,473	726,869
GGP, Inc.	47,385	1,108,335
HCP, Inc.	36,356	948,165
Host Hotels & Resorts, Inc.	56,347	1,118,488
Iron Mountain, Inc.	21,582	814,289
Kimco Realty Corp.	32,152	583,559
Mid-America Apartment Communities, Inc.	8,760	880,906
Prologis, Inc.	41,019	2,646,136
Public Storage	11,524	2,408,516
Realty Income Corp.	21,494	1,225,588
Regency Centers Corp.	11,187	773,917
SBA Communications Corp. *	9,067	1,481,185
Simon Property Group, Inc.	23,804	4,088,099
SL Green Realty Corp.	7,594	766,462
The Macerich Co.	8,247	541,663
UDR, Inc.	20,649	795,399
Ventas, Inc.	27,193	1,631,852
Vornado Realty Trust	13,057	1,020,796
Welltower, Inc.	28,360	1,808,517
Weyerhaeuser Co.	57,852	2,039,862

		49,584,873

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	45

	Shares	Value ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	23,112	1,000,981

Telecommunication Services 2.0%
Diversified Telecommunication Services
AT&T, Inc.	470,776	18,303,771
CenturyLink, Inc.	75,163	1,253,719
Verizon Communications, Inc.	312,784	16,555,657

		36,113,147

Utilities 2.9%
Electric Utilities 1.7%
Alliant Energy Corp.	17,664	752,663
American Electric Power Co., Inc.	37,594	2,765,791
Duke Energy Corp.	53,831	4,527,725
Edison International	24,966	1,578,850
Entergy Corp.	13,690	1,114,229
Eversource Energy	24,133	1,524,723
Exelon Corp.	73,398	2,892,615
FirstEnergy Corp.	34,461	1,055,196
NextEra Energy, Inc.	36,168	5,649,080
PG&E Corp.	39,395	1,766,078
Pinnacle West Capital Corp.	8,534	726,926
PPL Corp.	52,418	1,622,337
Southern Co.	76,704	3,688,695
Xcel Energy, Inc.	39,033	1,877,878

		31,542,786
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	51,785	560,831
NRG Energy, Inc.	22,945	653,474

		1,214,305
Multi-Utilities 1.0%
Ameren Corp.	18,489	1,090,666
CenterPoint Energy, Inc.	33,348	945,749
CMS Energy Corp.	21,720	1,027,356
Consolidated Edison, Inc.	23,859	2,026,822
Dominion Energy, Inc.	49,349	4,000,230
DTE Energy Co.	13,683	1,497,741
NiSource, Inc.	26,365	676,790
Public Service Enterprise Group, Inc.	38,903	2,003,504
SCANA Corp.	10,874	432,568
Sempra Energy	19,310	2,064,625
WEC Energy Group, Inc.	24,127	1,602,757

		17,368,808

The accompanying notes are an integral part of the financial statements.

46	Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Water Utilities 0.1%
American Water Works Co., Inc.	13,717	1,254,969
Total Common Stocks (Cost $631,844,950)		1,748,843,295

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.07% **, 2/1/2018 (b) (Cost $2,212,959)	2,215,000	2,212,664

	Shares	Value ($)
Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.21% (c) (d) (Cost $2,411,636)	2,411,636	2,411,636

Cash Equivalents 1.9%
Deutsche Central Cash Management Government Fund, 1.30% (c) (Cost $34,594,233)	34,594,233	34,594,233

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $671,063,778)	100.0	1,788,061,828
Other Assets and Liabilities, Net	0.0	252,423

Net Assets	100.0	1,788,314,251

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $2,306,411, which is 0.1% of net assets.

(b)	At December 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	47

At December 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/16/2018	258	34,668,007	34,520,400	147,607

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,748,843,295	$—	$—	$1,748,843,295
Government & Agency Obligation	—	2,212,664	—	2,212,664
Short-Term Investments (e)	37,005,869	—	—	37,005,869
Derivatives (f)
Futures Contracts	147,607	—	—	147,607
Total	$1,785,996,771	$2,212,664	$—	$1,788,209,435

There have been no transfers between fair value measurement levels during the year ended December 31, 2017.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

48	Deutsche Equity 500 Index Portfolio

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in non-affiliated securities, at value (cost $634,057,909) – including $2,306,411 of securities loaned	$1,751,055,959
Investment in Deutsche Government & Agency Securities Portfolio (cost $2,411,636)*	2,411,636
Investment in Deutsche Central Cash Management Government Fund (cost $34,594,233)	34,594,233
Cash	10,934
Receivable for investments sold	1,849,930
Dividends receivable	1,768,697
Interest receivable	24,309
Other assets	28,582
Total assets	1,791,744,280

Liabilities
Payable upon return of securities loaned	2,411,636
Payable for investments purchased	610,662
Payable for variation margin on futures contracts	125,216
Accrued management fee	75,953
Accrued Trustees’ fees	31,613
Other accrued expenses and payables	174,949
Total liabilities	3,430,029
Net assets, at value	$1,788,314,251

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	49

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income:
Dividends (net of foreign taxes withheld of $139,493)	$34,983,921
Interest	16,565
Income distributions — Deutsche Central Cash Management Government Fund	152,148
Securities lending income, net of borrower rebates	36,649
Total income	35,189,283
Expenses:
Management fee	864,829
Administration fee	518,897
Custodian fee	39,745
Professional fees	146,783
Reports to shareholders	5,998
Trustees’ fees and expenses	103,828
Other	106,859
Total expenses	1,786,939
Net investment income (loss)	33,402,344

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	124,640,304
Futures	3,111,229
127,751,533
Change in net unrealized appreciation (depreciation) on:
Investments	177,452,945
Futures	334,910
177,787,855
Net gain (loss)	305,539,388
Net increase (decrease) in net assets resulting from operations	$338,941,732

The accompanying notes are an integral part of the financial statements.

50	Deutsche Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
Operations:
Net investment income (loss)	$33,402,344	$36,714,239
Net realized gain (loss)	127,751,533	125,269,066
Change in net unrealized appreciation (depreciation)	177,787,855	31,229,282
Net increase (decrease) in net assets resulting from operations	338,941,732	193,212,587
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	106,405,894	73,617,486
Value of capital withdrawn	(345,587,692)	(343,640,856)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(239,181,798)	(270,023,370)
Increase (decrease) in net assets	99,759,934	(76,810,783)
Net assets at beginning of period	1,688,554,317	1,765,365,100
Net assets at end of period	$1,788,314,251	$1,688,554,317

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index Portfolio	51

Financial Highlights

	Years Ended December 31,
	2017	2016	2015	2014	2013

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,788	1,689	1,765	1,904	2,018
Ratio of expenses (%)	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.93	2.14	2.00	1.95	2.01
Portfolio turnover rate (%)	6	3	3	2	3	[b]
Total investment return (%)[a]	21.62	11.75	1.33	13.50	32.14

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of Deutsche Equity 500 Index Fund.

[b]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

52	Deutsche Equity 500 Index Portfolio

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Equity 500 Index Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated Deutsche feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2017, Deutsche S&P 500 Index Fund and Deutsche Equity 500 Index Fund owned approximately 57% and 43%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are

Deutsche Equity 500 Index Portfolio	53

valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The

54	Deutsche Equity 500 Index Portfolio

Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2017, the Portfolio invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of December 31, 2017, the Portfolio invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of December 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2017, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $719,919,452. The net unrealized appreciation

Deutsche Equity 500 Index Portfolio	55

for all investments based on tax cost was $1,068,142,376. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,137,558,563 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $69,416,187.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2017, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the

56	Deutsche Equity 500 Index Portfolio

futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2017 is included in a table following the Portfolio’s Investment Portfolio. For the year ended December 31, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,237,000 to $34,520,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of December 31, 2017 presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$147,607

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the year ended December 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$3,111,229

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$334,910

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

Deutsche Equity 500 Index Portfolio	57

C. Purchases and Sales of Securities

During the year ended December 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $94,807,504 and $298,113,450, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $518,897, of which $45,572 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2017, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $3,543, of which $219 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the

58	Deutsche Equity 500 Index Portfolio

1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2017.

Deutsche Equity 500 Index Portfolio	59

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest in Deutsche Equity 500 Index Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Deutsche Equity 500 Index Portfolio (the “Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP

February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

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Advisory Agreement Board Considerations and Fee Evaluation

Deutsche S&P 500 Index Fund (the “Fund”), a series of Deutsche Institutional Funds, invests substantially all of its assets in Deutsche Equity 500 Index Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2017. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

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–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service.

Deutsche S&P 500 Index Fund	63

The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information

64	Deutsche S&P 500 Index Fund

about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received

Deutsche S&P 500 Index Fund	65

by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

66	Deutsche S&P 500 Index Fund

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	89	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	92	—

Deutsche S&P 500 Index Fund	67

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	89	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	89	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	89	—

68	Deutsche S&P 500 Index Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	89	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	89	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	89	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	89	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)

Deutsche S&P 500 Index Fund	69

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	89	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	89	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management; formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); Director, Deutsche AM Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; formerly: Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] Deutsche Asset Management

70	Deutsche S&P 500 Index Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] Deutsche Asset Management
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche S&P 500 Index Fund	71

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

72	Deutsche S&P 500 Index Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S
Nasdaq Symbol	SXPAX	SXPCX	SCPIX
CUSIP Number	25159R 700	25159R 882	25159R 874
Fund Number	1001	1301	2301

For shareholders of Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click “Retirement Plans“ to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

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For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SXPRX
CUSIP Number	25159R 841
Fund Number	1621

Deutsche S&P 500 Index Fund	73

Notes

DSPF500IF-2

(R-025784-7 2/18)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Deutsche Equity 500 index portfolio
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2017	$73,626	$0	$0	$0
2016	$70,824	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2017	$0	$0	$0
2016	$0	$52,339	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2017	$0	$0	$0	$0
2016	$0	$52,339	$0	$52,339

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2016 and 2017 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

1.)       In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated July 19, 2016, PwC informed the Audit Committee that PwC had identified circumstances where PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. PwC informed the Audit Committee that these lending relationships are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships affect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its July 19, 2016 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Fund’s independent registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders are not able to impact the impartiality of PwC or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser; and the lenders receive no direct benefit from their ownership of the investment companies in the Deutsche Funds Complex in separate accounts maintained on behalf of their insurance contract holders. In addition, the individuals at PwC who arranged PwC’s lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC confirmed to the Audit Committee that it meets the conditions of the no-action letter.

2.)       In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated January 12, 2018, PwC informed the Audit Committee that PwC had identified circumstances where (1) a covered person within PwC that provided non-audit services to an entity within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X maintained a financial relationship with an investment company within the investment company complex in contradiction of Rule 2-01(c)(1)(i)(A) of Regulation S-X and (2) PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the investment company complex that are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

Covered Person Matter: In its January 12, 2018 letter, PwC advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, PwC concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within its audit of the financial statements of the Fund. In the letter, PwC also affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In assessing this matter, PwC indicated that, upon detection of the breach, the PwC covered person was removed from the non-audit engagement and that, among other things, the breach (i) did not relate to financial relationships directly in the Fund, (ii) did not involve a professional who was part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (iii) involved a professional whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iv) involved a professional that did not provide any consultation to the audit engagement team of the Fund.

Loan Rule Matter: The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships affect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its January 12, 2018 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that PwC has concluded that with regard to its compliance with the independence criteria set out in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria, and therefore it can continue to serve as the Fund’s independent registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, (i) PwC’s belief that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/1/2018